Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.47%
AT&T, Inc.	94,480	$2,156,978
Comcast Corp., Class A	43,366	2,167,433
T-Mobile US, Inc.(b)	19,521	2,124,080
Verizon Communications, Inc.	47,498	2,387,725
		8,836,216
Consumer Discretionary-11.47%
AutoZone, Inc.(b)	1,687	3,065,397
Dollar General Corp.	11,649	2,577,924
Domino’s Pizza, Inc.	5,023	2,632,755
Garmin Ltd.	15,082	2,014,050
Genuine Parts Co.	21,777	2,781,794
Home Depot, Inc. (The)	7,886	3,159,211
McDonald’s Corp.	10,943	2,676,658
O’Reilly Automotive, Inc.(b)	4,431	2,827,687
Starbucks Corp.	22,099	2,422,934
Target Corp.	10,617	2,588,849
Yum! Brands, Inc.	20,152	2,475,472
		29,222,731
Consumer Staples-11.15%
Altria Group, Inc.	51,264	2,185,897
Archer-Daniels-Midland Co.	43,566	2,710,241
Church & Dwight Co., Inc.	30,853	2,757,641
Colgate-Palmolive Co.	33,729	2,530,349
Costco Wholesale Corp.	5,599	3,019,988
Hershey Co. (The)	14,769	2,621,350
Kellogg Co.	41,611	2,545,761
Monster Beverage Corp.(b)	26,933	2,256,447
PepsiCo, Inc.	16,647	2,659,858
Procter & Gamble Co. (The)	18,134	2,621,814
Walmart, Inc.	17,703	2,489,573
		28,398,919
Financials-10.17%
Aflac, Inc.	47,296	2,560,605
Allstate Corp. (The)	19,639	2,135,152
Everest Re Group Ltd.	9,906	2,539,700
Intercontinental Exchange, Inc.	21,794	2,848,912
JPMorgan Chase & Co.	16,455	2,613,548
Moody’s Corp.	6,843	2,673,149
Nasdaq, Inc.	13,153	2,673,084
Raymond James Financial, Inc.	28,535	2,804,705
S&P Global, Inc.	5,801	2,643,690
Travelers Cos., Inc. (The)	16,426	2,413,801
		25,906,346
Health Care-23.96%
Abbott Laboratories	20,210	2,541,812
AbbVie, Inc.	23,643	2,725,565
Agilent Technologies, Inc.	14,636	2,208,572
Amgen, Inc.	11,877	2,362,098
Baxter International, Inc.	31,529	2,351,118
Becton, Dickinson and Co.	9,918	2,351,955
Bristol-Myers Squibb Co.	40,198	2,155,819
Cooper Cos., Inc. (The)	5,765	2,170,350
Edwards Lifesciences Corp.(b)	21,236	2,278,835
Gilead Sciences, Inc.	36,286	2,501,194
Humana, Inc.	6,343	2,662,221
IQVIA Holdings, Inc.(b)	9,962	2,581,453
Johnson & Johnson	15,265	2,380,271
Laboratory Corp. of America Holdings(b)	8,544	2,437,859
McKesson Corp.	12,727	2,758,704
	Shares	Value
Health Care-(continued)
Medtronic PLC	19,417	$2,071,794
Merck & Co., Inc.	34,792	2,606,269
PerkinElmer, Inc.	13,747	2,504,153
Pfizer, Inc.	56,074	3,012,856
Quest Diagnostics, Inc.	16,515	2,455,450
Stryker Corp.	9,307	2,202,315
UnitedHealth Group, Inc.	6,310	2,803,028
Waters Corp.(b)	6,165	2,022,552
Zimmer Biomet Holdings, Inc.	17,700	2,116,920
Zoetis, Inc.	12,477	2,770,393
		61,033,556
Industrials-17.44%
3M Co.	13,888	2,361,516
Cummins, Inc.	11,225	2,354,444
Dover Corp.	14,911	2,443,167
Eaton Corp. PLC	16,057	2,602,197
Expeditors International of Washington, Inc.	21,091	2,565,087
Illinois Tool Works, Inc.	11,783	2,735,424
Leidos Holdings, Inc.	26,363	2,317,571
Lockheed Martin Corp.	7,465	2,488,234
Masco Corp.	44,821	2,953,704
Norfolk Southern Corp.	10,463	2,775,520
Northrop Grumman Corp.	7,256	2,530,893
Old Dominion Freight Line, Inc.	8,717	3,096,017
PACCAR, Inc.	31,866	2,658,262
Snap-on, Inc.	11,693	2,407,706
Stanley Black & Decker, Inc.	13,853	2,420,950
Union Pacific Corp.	12,139	2,860,434
Verisk Analytics, Inc.	12,712	2,858,547
		44,429,673
Information Technology-5.93%
Broadridge Financial Solutions, Inc.	15,265	2,573,221
Fidelity National Information Services, Inc.	20,188	2,109,646
Fiserv, Inc.(b)	22,435	2,165,426
Keysight Technologies, Inc.(b)	14,401	2,800,707
Motorola Solutions, Inc.	10,600	2,683,708
Paychex, Inc.	23,279	2,774,857
		15,107,565
Materials-5.30%
Air Products and Chemicals, Inc.	9,745	2,801,103
Corteva, Inc.	59,088	2,658,960
International Flavors & Fragrances, Inc.	17,280	2,456,698
Linde PLC (United Kingdom)	8,410	2,675,557
Sherwin-Williams Co. (The)	8,793	2,912,593
		13,504,911
Real Estate-6.29%
Alexandria Real Estate Equities, Inc.	12,620	2,524,883
Digital Realty Trust, Inc.	15,697	2,633,015
Duke Realty Corp.	48,935	2,854,378
Equinix, Inc.	2,975	2,416,295
Mid-America Apartment Communities, Inc.	13,419	2,767,669
Prologis, Inc.	18,844	2,840,733
		16,036,973
Utilities-4.77%
DTE Energy Co.	21,501	2,329,418
Evergy, Inc.	38,122	2,413,123
Eversource Energy	28,377	2,334,576
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	51,803	$2,731,572
Sempra Energy	19,466	2,333,389
		12,142,078
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $240,996,139)		254,618,968
OTHER ASSETS LESS LIABILITIES-0.05%		120,949
NET ASSETS-100.00%		$254,739,917
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$242,808	$792,811	$(1,035,619)	$-	$-	$-	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,534,220	(2,534,220)	-	-	-	5*
Invesco Private Prime Fund	-	5,913,134	(5,912,738)	-	(396)	-	67*
Total	$242,808	$9,240,165	$(9,482,577)	$-	$(396)	$-	$79

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Australia-5.48%
AGL Energy Ltd.	42,078	$161,111
Ampol Ltd.	8,394	170,637
Aristocrat Leisure Ltd.	2,576	80,568
Aurizon Holdings Ltd.	58,486	139,752
BHP Group Ltd.	72,361	2,019,979
BHP Group PLC	86,153	2,355,407
BlueScope Steel Ltd.	11,275	158,052
Boral Ltd.(a)	16,302	71,087
Brambles Ltd.	24,593	174,551
Coles Group Ltd.	26,910	343,831
Computershare Ltd.	5,757	77,925
Crown Resorts Ltd.(a)(b)	7,472	58,384
CSL Ltd.	1,437	312,590
Downer EDI Ltd.	25,087	101,036
Endeavour Group Ltd.	19,694	95,654
Fortescue Metals Group Ltd.	15,812	190,708
Glencore PLC	436,756	2,063,426
Incitec Pivot Ltd.	53,752	121,961
JB Hi-Fi Ltd.	1,873	63,999
Lendlease Corp. Ltd.(b)	19,109	144,706
Metcash Ltd.(b)	37,185	107,310
Newcrest Mining Ltd.	9,166	153,510
OceanaGold Corp.(a)	37,270	67,404
Orica Ltd.	8,671	87,058
Origin Energy Ltd.	72,255	245,916
Orora Ltd.	27,375	65,024
Qantas Airways Ltd.(a)(b)	40,835	146,508
Ramsay Health Care Ltd.	2,816	133,419
Rio Tinto Ltd.	26,340	1,746,242
Rio Tinto PLC	24,526	1,496,498
Santos Ltd.	34,262	154,992
Sonic Healthcare Ltd.	4,588	138,908
South32 Ltd.	145,028	362,997
Tabcorp Holdings Ltd.	26,646	94,089
Telstra Corp. Ltd.	310,273	895,396
Treasury Wine Estates Ltd.	9,768	83,805
Wesfarmers Ltd.	18,018	726,424
Woolworths Group Ltd.	19,694	570,012
		16,180,876
Austria-0.34%
ams AG(a)	3,721	65,823
ANDRITZ AG	1,398	66,091
Mondi PLC	8,792	200,009
OMV AG	4,592	242,776
UNIQA Insurance Group AG	11,909	102,949
Verbund AG	769	80,067
voestalpine AG(b)	4,903	164,902
Wienerberger AG	2,034	74,408
		997,025
Belgium-0.82%
Anheuser-Busch InBev S.A./N.V.	30,384	1,684,533
Etablissements Franz Colruyt N.V.	1,090	50,720
Groupe Bruxelles Lambert S.A.	1,325	142,460
Proximus SADP	5,100	91,964
Solvay S.A., Class A	1,627	181,157
UCB S.A.	1,402	151,718
Umicore S.A.	2,532	122,579
		2,425,131
	Shares	Value
Brazil-0.06%
Yara International ASA	3,787	$185,207
Burkina Faso-0.03%
Endeavour Mining PLC	4,005	93,569
Canada-15.76%
Aecon Group, Inc.	6,636	84,217
Agnico Eagle Mines Ltd.	5,265	261,362
Alamos Gold, Inc., Class A	14,672	111,744
Alimentation Couche-Tard, Inc., Class B	51,986	1,896,589
AltaGas Ltd.	16,752	317,332
ARC Resources Ltd.	22,073	192,889
Atco Ltd., Class I	6,925	224,733
B2Gold Corp.	38,349	151,268
Barrick Gold Corp.	60,151	1,138,499
Baytex Energy Corp.(a)	63,558	182,330
BCE, Inc.	19,260	965,252
BlackBerry Ltd.(a)	10,538	99,975
Boyd Group Services, Inc.	439	70,634
Brookfield Asset Management, Inc., Class A	63,660	3,540,306
BRP, Inc.	2,299	180,938
CAE, Inc.(a)	5,344	127,893
Cameco Corp.	4,069	94,493
Canaccord Genuity Group, Inc.	7,431	82,200
Canadian National Railway Co.	13,209	1,666,673
Canadian Natural Resources Ltd.	59,446	2,420,844
Canadian Pacific Railway Ltd.	10,432	727,020
Canadian Solar, Inc.(a)	2,262	85,820
Canadian Tire Corp. Ltd., Class A	3,181	418,678
Canfor Corp.(a)	3,696	78,513
Capital Power Corp.	5,324	158,126
Cascades, Inc.	10,054	105,258
CCL Industries, Inc., Class B	3,810	186,193
Celestica, Inc.(a)	21,928	223,759
Cenovus Energy, Inc.	70,763	836,270
Centerra Gold, Inc.	22,185	162,565
CGI, Inc., Class A(a)	8,178	680,352
Chartwell Retirement Residences	6,199	53,301
CI Financial Corp.	10,348	227,159
Cogeco Communications, Inc.	1,081	82,272
Cogeco, Inc.	897	55,835
Constellation Software, Inc.	159	269,424
Crescent Point Energy Corp.	51,484	220,737
Dollarama, Inc.	4,009	172,448
Emera, Inc.	10,089	461,587
Empire Co. Ltd., Class A	20,091	573,693
Enbridge, Inc.	105,347	3,936,141
Enerflex Ltd.	10,124	58,165
Enerplus Corp.	16,855	158,590
Fairfax Financial Holdings Ltd.	1,972	871,551
Finning International, Inc.	9,296	235,878
Franco-Nevada Corp.	1,895	258,782
George Weston Ltd.	6,983	733,901
Gibson Energy, Inc.	9,076	163,507
Gildan Activewear, Inc.	5,128	206,871
Hudbay Minerals, Inc.	11,498	77,263
Hydro One Ltd.(c)	13,473	328,003
iA Financial Corp., Inc.	8,629	456,608
IAMGOLD Corp.(a)	38,179	116,966
IGM Financial, Inc.	2,932	105,527
Imperial Oil Ltd.(b)	11,885	391,256
Intact Financial Corp.	4,676	577,829
Interfor Corp.	3,254	80,919
Keyera Corp.(b)	10,306	225,434
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Kinross Gold Corp.	53,612	$316,791
Kirkland Lake Gold Ltd.(b)	9,269	364,965
Linamar Corp.	3,331	190,439
Loblaw Cos. Ltd.	12,521	939,953
Magna International, Inc.	15,821	1,180,902
Maple Leaf Foods, Inc.	4,000	88,089
Martinrea International, Inc.	10,302	79,104
MEG Energy Corp.(a)	23,626	191,542
Methanex Corp.	4,436	176,465
Metro, Inc.	12,601	598,813
Mullen Group Ltd.	6,153	55,304
NFI Group, Inc.	4,475	71,862
North West Co., Inc. (The)	2,474	64,936
Northland Power, Inc.	6,250	186,311
Nutrien Ltd.	30,319	2,001,413
Onex Corp.	5,550	401,583
Open Text Corp.	7,470	352,653
Pan American Silver Corp.	4,574	116,347
Parkland Corp.	11,397	293,010
Pembina Pipeline Corp.	27,004	795,721
Precision Drilling Corp.(a)	2,459	77,749
Premium Brands Holdings Corp.	1,035	100,289
Quebecor, Inc., Class B	4,589	101,704
Restaurant Brands International, Inc.	6,283	350,051
Ritchie Bros. Auctioneers, Inc.	1,981	133,904
Rogers Communications, Inc., Class B	9,631	429,146
Russel Metals, Inc.	4,052	104,680
Saputo, Inc.	8,168	180,068
Secure Energy Services, Inc.	19,172	77,866
Shaw Communications, Inc., Class B	7,984	230,284
Shopify, Inc., Class A(a)	164	248,152
SNC-Lavalin Group, Inc.	9,016	217,036
Spin Master Corp.(a)(c)	2,221	80,128
SSR Mining, Inc.	5,306	95,920
Stantec, Inc.	3,872	208,752
Stella-Jones, Inc.	2,546	79,429
Suncor Energy, Inc.(b)	100,283	2,432,809
Superior Plus Corp.	7,608	79,057
Teck Resources Ltd., Class B	38,079	1,005,704
TELUS Corp.	22,117	503,443
TFI International, Inc.	2,093	206,951
Thomson Reuters Corp.	2,851	339,706
Torex Gold Resources, Inc.(a)	4,934	53,809
Toromont Industries Ltd.	1,580	132,159
Tourmaline Oil Corp.	13,023	431,562
TransAlta Corp.	18,051	182,790
Transcontinental, Inc., Class A	6,969	101,102
Vermilion Energy, Inc.(a)	18,557	184,586
West Fraser Timber Co. Ltd.	2,442	199,959
Wheaton Precious Metals Corp.	6,187	257,647
Whitecap Resources, Inc.	24,954	132,279
WSP Global, Inc.	2,865	396,852
Yamana Gold, Inc.	45,030	179,025
		46,573,173
Chile-0.08%
Antofagasta PLC(b)	3,831	69,944
Lundin Mining Corp.	21,626	169,090
		239,034
China-0.47%
NXP Semiconductors N.V.	5,141	1,148,294
	Shares	Value
China-(continued)
Topsports International Holdings Ltd.(c)	70,000	$81,351
Wilmar International Ltd.	52,974	158,788
		1,388,433
Colombia-0.07%
Millicom International Cellular S.A., SDR(a)(b)	3,090	96,568
Parex Resources, Inc.	7,570	120,855
		217,423
Denmark-1.29%
AP Moller - Maersk A/S, Class B	214	640,495
Carlsberg A/S, Class B	1,715	264,759
Coloplast A/S, Class B	657	106,697
Dfds A/S(a)(b)	1,050	47,453
DSV A/S	549	118,655
H Lundbeck A/S	2,975	74,227
ISS A/S(a)	7,025	125,250
Novo Nordisk A/S, Class B	14,956	1,595,165
Novozymes A/S, Class B	1,618	121,733
Orsted A/S(c)	956	122,236
Pandora A/S	1,357	167,182
Rockwool International A/S, Class B	154	63,678
Tryg A/S	3,776	90,840
Vestas Wind Systems A/S	7,936	264,247
		3,802,617
Finland-0.96%
Elisa OYJ	1,416	84,410
Fortum OYJ	8,600	245,973
Huhtamaki OYJ	1,514	64,622
Kesko OYJ, Class B(b)	5,480	171,108
Kone OYJ, Class B	2,838	186,045
Neste OYJ	2,904	136,536
Nokia OYJ(a)	107,571	595,057
Nokian Renkaat OYJ	1,940	71,733
Outokumpu OYJ(a)	15,263	88,271
Sampo OYJ, Class A	8,393	409,912
Stora Enso OYJ, Class R	14,784	249,197
UPM-Kymmene OYJ	9,460	341,274
Valmet OYJ(b)	1,525	62,139
Wartsila OYJ Abp(b)	8,646	119,557
		2,825,834
France-7.97%
Air France-KLM(a)(b)	16,664	68,932
Air Liquide S.A.	4,896	803,605
Airbus SE(a)	5,524	613,823
Alstom S.A.	2,995	106,124
Arkema S.A.	1,227	159,656
Atos SE	3,324	141,428
Bollore S.A.	24,607	131,176
Bouygues S.A.	10,712	361,120
Bureau Veritas S.A.	2,601	81,858
Capgemini SE	2,279	523,566
Carrefour S.A.	34,473	567,297
Casino Guichard Perrachon S.A.(a)(b)	5,794	130,369
Cie de Saint-Gobain	12,475	788,872
Cie Generale des Etablissements Michelin S.C.A.	3,813	560,095
Criteo S.A., ADR(a)	2,775	104,229
Danone S.A.	8,856	518,253
Dassault Systemes SE	2,038	122,016
Eiffage S.A.	3,369	311,790
Electricite de France S.A.	21,303	297,096
Elis S.A.(a)	5,564	86,740

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
France-(continued)
ENGIE S.A.	82,084	$1,183,564
EssilorLuxottica S.A.	2,318	461,870
Faurecia SE	5,293	225,801
Hermes International	61	113,498
Kering S.A.	367	281,483
Korian S.A.	2,331	68,533
Legrand S.A.	2,055	223,863
L’Oreal S.A.	1,267	566,889
LVMH Moet Hennessy Louis Vuitton SE	1,186	916,585
Nexity S.A.	1,489	63,387
Orange S.A.	80,813	865,059
Orpea S.A.	717	67,308
Pernod Ricard S.A.	1,622	369,709
Publicis Groupe S.A.	4,344	279,392
Rallye S.A.(a)(b)	19,120	94,587
Renault S.A.(a)	17,520	561,246
Rexel S.A.	10,004	182,702
Rubis S.C.A.	2,068	56,518
Safran S.A.	3,581	398,160
Sanofi	19,209	1,813,192
Schneider Electric SE	5,797	1,019,352
SCOR SE	9,417	294,568
SEB S.A.	376	55,400
Sodexo S.A.(a)	2,201	183,430
SPIE S.A.	4,068	101,103
Suez S.A.	9,565	212,474
Teleperformance	314	128,192
Thales S.A.	1,668	136,081
TotalEnergies SE	88,661	4,052,749
Ubisoft Entertainment S.A.(a)(b)	1,004	51,205
Valeo	9,927	285,380
Veolia Environnement S.A.	16,653	532,347
Vinci S.A.	9,790	921,902
Vivendi SE	13,446	170,267
Wendel SE	798	90,811
Worldline S.A.(a)(c)	746	38,949
		23,545,601
Germany-7.88%
adidas AG	1,203	346,039
Aurubis AG	1,122	95,704
BASF SE	22,128	1,441,633
Bayer AG	23,074	1,156,278
Bayerische Motoren Werke AG	11,435	1,093,798
Beiersdorf AG	685	68,021
Brenntag SE	2,255	192,144
CECONOMY AG(a)	20,435	80,874
Continental AG(a)	3,540	377,344
Covestro AG(c)	5,258	294,973
Daimler AG	27,129	2,534,522
Deutsche Lufthansa AG(a)	30,835	186,069
Deutsche Post AG	9,327	547,705
Deutsche Telekom AG	86,094	1,510,593
E.ON SE	52,696	646,174
Evonik Industries AG	10,962	328,336
Freenet AG	3,313	83,458
Fresenius Medical Care AG & Co. KGaA	4,309	255,994
Fresenius SE & Co. KGaA	16,221	611,564
Fuchs Petrolub SE, Preference Shares	1,494	66,593
GEA Group AG	2,762	139,061
Hannover Rueck SE	1,458	253,800
HeidelbergCement AG	4,191	278,986
Henkel AG & Co. KGaA, Preference Shares	5,573	437,226
	Shares	Value
Germany-(continued)
HOCHTIEF AG	1,164	$87,312
Infineon Technologies AG	7,371	331,291
Jungheinrich AG, Preference Shares	1,370	64,027
K+S AG(a)	9,332	157,824
KION Group AG	789	84,725
Knorr-Bremse AG	695	68,654
LANXESS AG	1,959	113,075
Merck KGaA	2,863	705,426
METRO AG	10,639	119,513
MTU Aero Engines AG	426	79,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,502	1,207,827
ProSiebenSat.1 Media SE	6,165	90,177
Rheinmetall AG	1,112	98,406
RWE AG	11,413	438,707
Salzgitter AG(a)	2,121	62,550
SAP SE	7,127	907,947
Schaeffler AG, Preference Shares	24,776	191,032
Siemens AG	11,368	1,807,794
Siemens Healthineers AG(c)	2,073	150,082
Symrise AG	690	96,695
Telefonica Deutschland Holding AG	41,250	109,484
thyssenkrupp AG(a)	24,065	263,670
TUI AG(a)(b)	30,088	78,717
Uniper SE	6,032	260,857
United Internet AG	1,869	69,739
Volkswagen AG, Preference Shares	14,401	2,620,471
		23,291,985
Hong Kong-1.34%
AIA Group Ltd.	156,045	1,642,347
CK Hutchison Holdings Ltd.	96,330	603,619
CLP Holdings Ltd.	38,357	375,902
HKT Trust & HKT Ltd.	79,732	108,207
Hong Kong & China Gas Co. Ltd. (The)	97,007	144,841
Jardine Matheson Holdings Ltd.	4,526	256,126
Melco Resorts & Entertainment Ltd., ADR(a)	15,245	148,791
PCCW Ltd.	144,767	73,165
Swire Pacific Ltd., Class A	41,510	229,758
Techtronic Industries Co. Ltd.	6,161	127,158
WH Group Ltd.	300,022	188,191
Yue Yuen Industrial Holdings Ltd.(a)	38,708	67,130
		3,965,235
Indonesia-0.03%
First Pacific Co. Ltd.	248,976	89,424
Ireland-0.48%
CRH PLC	13,099	632,822
Flutter Entertainment PLC(a)	868	117,018
ICON PLC(a)	889	240,448
Kerry Group PLC, Class A	1,070	130,797
Kingspan Group PLC	815	93,755
Smurfit Kappa Group PLC	3,813	193,222
		1,408,062
Israel-0.44%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	70,801	100,674
Check Point Software Technologies Ltd.(a)	4,094	455,703
ICL Group Ltd.	10,905	95,598
Teva Pharmaceutical Industries Ltd., ADR(a)	77,509	639,449
		1,291,424

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Italy-1.82%
A2A S.p.A.	39,307	$76,409
Assicurazioni Generali S.p.A.(b)	72,181	1,440,508
Enel S.p.A.	166,174	1,254,514
Eni S.p.A.	113,496	1,487,279
Ferrari N.V.	432	112,666
Hera S.p.A.	18,450	70,713
Leonardo S.p.A.(a)	17,295	116,453
Prysmian S.p.A.	4,217	155,643
Saipem S.p.A.(a)(b)	36,898	73,159
Telecom Italia S.p.A.(b)	901,054	466,544
Unipol Gruppo S.p.A.	24,296	125,881
		5,379,769
Japan-22.87%
Advantest Corp.	804	70,738
Aeon Co. Ltd.(b)	26,910	626,743
AGC, Inc.	6,745	329,691
Air Water, Inc.(b)	5,503	81,276
Aisin Corp.	7,880	289,397
Ajinomoto Co., Inc.	8,384	251,568
Alfresa Holdings Corp.	12,815	173,583
Alps Alpine Co. Ltd.(b)	11,084	99,863
Amada Co. Ltd.	9,288	86,954
ANA Holdings, Inc.(a)	4,696	92,621
Asahi Group Holdings Ltd.	7,415	273,887
Asahi Kasei Corp.	32,504	306,733
Astellas Pharma, Inc.	33,646	527,307
Bandai Namco Holdings, Inc.	1,698	132,152
Bridgestone Corp.	17,642	715,500
Brother Industries Ltd.	5,944	102,291
Canon, Inc.	28,647	630,741
Chubu Electric Power Co., Inc.	38,763	391,232
Chugai Pharmaceutical Co. Ltd.	2,399	77,752
Chugoku Electric Power Co., Inc. (The)(b)	17,783	139,545
Coca-Cola Bottlers Japan Holdings, Inc.	5,495	61,220
COMSYS Holdings Corp.	2,436	53,120
Cosmo Energy Holdings Co. Ltd.	7,769	152,239
Dai Nippon Printing Co. Ltd.	9,190	215,535
Daicel Corp.(b)	12,132	83,662
Daiichi Sankyo Co. Ltd.	12,592	313,234
Daikin Industries Ltd.	2,083	424,690
Daito Trust Construction Co. Ltd.	2,278	246,568
Daiwa House Industry Co. Ltd.	18,320	535,022
Denka Co. Ltd.	1,897	55,885
Denso Corp.	8,622	632,612
Dentsu Group, Inc.	5,956	189,362
DIC Corp.	3,476	87,095
East Japan Railway Co.	8,972	552,014
Ebara Corp.	2,213	118,889
Eisai Co. Ltd.	2,573	155,746
Electric Power Development Co. Ltd.	11,474	146,021
ENEOS Holdings, Inc.	273,064	1,018,233
FANUC Corp.	1,629	319,143
Fast Retailing Co. Ltd.	267	158,490
Fuji Electric Co. Ltd.	2,257	118,073
FUJIFILM Holdings Corp.	5,888	463,127
Fujikura Ltd.(a)	17,148	86,537
Fujitsu Ltd.	3,032	501,884
Furukawa Electric Co. Ltd.	3,811	75,686
H2O Retailing Corp.(b)	8,578	59,682
Hakuhodo DY Holdings, Inc.	7,170	106,907
Hankyu Hanshin Holdings, Inc.	5,679	168,302
Hanwa Co. Ltd.	4,377	118,344
	Shares	Value
Japan-(continued)
Haseko Corp.	8,204	$97,831
Hino Motors Ltd.	11,251	93,540
Hitachi Construction Machinery Co. Ltd.(b)	2,164	62,893
Hitachi Ltd.	26,217	1,544,227
Hitachi Metals Ltd.(a)	3,814	70,607
Hokkaido Electric Power Co., Inc.	23,620	97,563
Hokuriku Electric Power Co.	14,921	73,984
Honda Motor Co. Ltd.	62,275	1,700,777
Hoya Corp.	1,853	294,078
Idemitsu Kosan Co. Ltd.	14,901	384,648
IHI Corp.	6,199	116,888
Iida Group Holdings Co. Ltd.	2,940	60,796
Isetan Mitsukoshi Holdings Ltd.	17,825	121,821
Isuzu Motors Ltd.	18,911	255,156
ITOCHU Corp.	34,476	989,843
Iwatani Corp.	1,314	66,310
J. Front Retailing Co. Ltd.	8,866	72,774
Japan Airlines Co. Ltd.(a)	4,736	85,756
Japan Tobacco, Inc.(b)	26,032	521,236
JFE Holdings, Inc.	31,879	369,481
JGC Holdings Corp.	8,144	68,641
JSR Corp.	3,063	114,379
JTEKT Corp.	10,857	94,854
Kajima Corp.	17,579	193,679
Kamigumi Co. Ltd.	3,173	58,656
Kaneka Corp.	1,728	56,309
Kanematsu Corp.	4,900	53,123
Kansai Electric Power Co., Inc. (The)	47,052	425,579
Kao Corp.	5,683	289,643
Kawasaki Heavy Industries Ltd.	7,259	121,980
KDDI Corp.	17,680	513,840
Keio Corp.	1,059	47,659
Keyence Corp.	471	291,738
Kinden Corp.	3,923	56,766
Kintetsu Group Holdings Co. Ltd.(a)	3,773	108,327
Kirin Holdings Co. Ltd.	17,700	283,244
Kobe Steel Ltd.	31,165	150,685
Koito Manufacturing Co. Ltd.	1,401	80,572
Komatsu Ltd.	16,188	369,539
Konica Minolta, Inc.(b)	27,603	114,015
K’s Holdings Corp.(b)	6,808	68,892
Kubota Corp.	13,147	274,299
Kuraray Co. Ltd.(b)	12,470	103,674
Kyocera Corp.	6,920	410,221
Kyushu Electric Power Co., Inc.	36,272	259,074
Kyushu Railway Co.	3,577	75,450
Lawson, Inc.	1,671	81,530
Lixil Corp.	7,924	194,637
Makita Corp.	2,318	101,747
Marubeni Corp.	89,012	797,655
Mazda Motor Corp.(a)	45,392	366,990
Medipal Holdings Corp.	12,257	220,215
MEIJI Holdings Co. Ltd.	2,637	154,674
MINEBEA MITSUMI, Inc.	5,311	140,323
Mitsubishi Chemical Holdings Corp.	61,967	486,917
Mitsubishi Corp.	64,119	1,914,902
Mitsubishi Electric Corp.	44,187	554,356
Mitsubishi Estate Co. Ltd.	16,286	224,471
Mitsubishi Gas Chemical Co., Inc.	4,152	69,075
Mitsubishi Heavy Industries Ltd.	17,279	389,727
Mitsubishi Materials Corp.	8,761	150,768
Mitsubishi Motors Corp.(a)	40,765	131,402

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsui & Co. Ltd.	52,045	$1,172,038
Mitsui Chemicals, Inc.	5,993	160,718
Mitsui Fudosan Co. Ltd.	16,035	329,894
Mitsui Mining & Smelting Co. Ltd.	2,440	62,964
Mitsui OSK Lines Ltd.	4,005	229,270
MS&AD Insurance Group Holdings, Inc.	21,174	618,371
Murata Manufacturing Co. Ltd.	4,812	355,142
Nagase & Co. Ltd.	5,024	74,467
Nagoya Railroad Co. Ltd.(a)(b)	5,511	80,569
NEC Corp.	7,519	339,049
Nexon Co. Ltd.	2,721	54,015
NGK Insulators Ltd.	5,307	83,990
NGK Spark Plug Co. Ltd.	5,383	89,507
NH Foods Ltd.	3,067	104,534
NHK Spring Co. Ltd.	10,133	75,588
Nidec Corp.	1,985	227,267
Nikon Corp.	12,113	125,563
Nintendo Co. Ltd.	716	315,924
Nippon Electric Glass Co. Ltd.(b)	3,281	84,925
Nippon Express Co. Ltd.	1,094	62,338
Nippon Light Metal Holdings Co. Ltd.	3,931	57,782
Nippon Paper Industries Co. Ltd.	10,108	94,897
Nippon Steel Corp.	41,605	622,728
Nippon Steel Trading Corp.	1,958	79,410
Nippon Suisan Kaisha Ltd.	13,871	69,999
Nippon Telegraph & Telephone Corp.	46,667	1,284,375
Nippon Yusen K.K.(b)	4,986	324,950
Nissan Motor Co. Ltd.(a)	211,935	1,050,669
Nisshin Seifun Group, Inc.	4,571	65,861
Nissin Foods Holdings Co. Ltd.	1,001	73,525
Nitori Holdings Co. Ltd.(b)	657	104,326
Nitto Denko Corp.	2,784	193,699
Nomura Real Estate Holdings, Inc.	2,891	62,762
Nomura Research Institute Ltd.	3,914	168,218
NSK Ltd.	13,656	92,728
NTN Corp.(a)(b)	24,164	44,691
NTT Data Corp.	11,130	234,667
Obayashi Corp.	28,630	210,795
Odakyu Electric Railway Co. Ltd.(b)	3,111	59,921
Oji Holdings Corp.	31,059	143,608
Olympus Corp.	5,998	134,122
Omron Corp.	1,932	186,573
Ono Pharmaceutical Co. Ltd.	4,334	95,635
ORIX Corp.	51,334	1,014,971
Osaka Gas Co. Ltd.	12,167	195,774
Otsuka Corp.	1,206	55,125
Otsuka Holdings Co. Ltd.	7,154	261,222
Pan Pacific International Holdings Corp.	4,223	72,004
Panasonic Corp.	77,881	852,236
Persol Holdings Co. Ltd.	4,213	121,702
Rakuten Group, Inc.(b)	14,777	151,095
Recruit Holdings Co. Ltd.	7,429	451,517
Renesas Electronics Corp.(a)(b)	8,363	106,209
Ricoh Co. Ltd.	21,870	193,189
Rohm Co. Ltd.	1,602	149,978
Santen Pharmaceutical Co. Ltd.	5,265	69,739
Secom Co. Ltd.	3,273	220,919
Seibu Holdings, Inc.(a)	7,553	72,174
Seiko Epson Corp.	8,026	129,355
Sekisui Chemical Co. Ltd.	9,466	153,814
Sekisui House Ltd.	18,240	355,017
Seven & i Holdings Co. Ltd.	18,334	735,330
	Shares	Value
Japan-(continued)
Sharp Corp.(b)	5,074	$56,753
Shikoku Electric Power Co., Inc.	12,640	84,048
Shimano, Inc.	480	132,740
Shimizu Corp.	23,747	149,955
Shin-Etsu Chemical Co. Ltd.	3,164	529,446
Shionogi & Co. Ltd.	3,638	253,854
Shiseido Co. Ltd.	2,332	133,559
Showa Denko K.K.	4,150	91,447
SMC Corp.	388	248,256
Softbank Corp.	46,235	636,243
Sojitz Corp.(b)	13,937	197,127
Sompo Holdings, Inc.	13,074	538,182
Sony Group Corp.	16,682	2,031,165
Stanley Electric Co. Ltd.	2,612	67,908
Subaru Corp.	25,015	472,012
SUMCO Corp.	3,632	79,584
Sumitomo Chemical Co. Ltd.	61,057	281,773
Sumitomo Corp.	54,281	739,076
Sumitomo Electric Industries Ltd.	29,839	391,432
Sumitomo Forestry Co. Ltd.	4,336	87,335
Sumitomo Heavy Industries Ltd.	4,032	89,521
Sumitomo Metal Mining Co. Ltd.	4,207	156,839
Sumitomo Realty & Development Co. Ltd.	4,631	144,340
Sumitomo Rubber Industries Ltd.(b)	8,202	82,276
Suntory Beverage & Food Ltd.	2,826	99,680
Suzuken Co. Ltd.	4,553	123,704
Suzuki Motor Corp.	9,328	376,669
Sysmex Corp.	724	90,289
Taiheiyo Cement Corp.	6,108	118,292
Taisei Corp.	6,752	196,831
Taisho Pharmaceutical Holdings Co. Ltd.	1,158	56,908
Takashimaya Co. Ltd.(b)	9,112	79,849
Takeda Pharmaceutical Co. Ltd.	28,149	751,417
TDK Corp.	6,329	250,830
Teijin Ltd.	8,432	96,614
Terumo Corp.	4,208	171,515
TIS, Inc.	2,608	80,621
Tobu Railway Co. Ltd.	4,737	107,010
Toho Holdings Co. Ltd.	5,142	76,624
Tohoku Electric Power Co., Inc.	39,359	272,457
Tokio Marine Holdings, Inc.	23,999	1,206,449
Tokyo Electric Power Co. Holdings, Inc.(a)	236,988	632,413
Tokyo Electron Ltd.	928	489,071
Tokyo Gas Co. Ltd.	16,701	286,084
Tokyu Corp.	12,622	174,637
Tokyu Fudosan Holdings Corp.	20,745	107,064
Toppan, Inc.	11,796	179,000
Toray Industries, Inc.	47,385	275,767
Toshiba Corp.	11,860	472,854
Tosoh Corp.	7,404	106,354
TOTO Ltd.	1,632	72,297
Toyo Seikan Group Holdings Ltd.	10,076	122,994
Toyo Suisan Kaisha Ltd.	1,636	66,279
Toyota Boshoku Corp.	3,618	71,344
Toyota Industries Corp.	3,024	248,216
Toyota Motor Corp.	265,389	4,676,942
Toyota Tsusho Corp.	8,720	380,533
Trend Micro, Inc.	1,435	82,780
Tsuruha Holdings, Inc.	603	67,977
Ube Industries Ltd.	4,958	82,964
Unicharm Corp.	2,480	106,762
West Japan Railway Co.	4,800	207,058

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Yakult Honsha Co. Ltd.	1,543	$77,051
Yamada Holdings Co. Ltd.	30,536	106,497
Yamaha Corp.	1,367	70,069
Yamaha Motor Co. Ltd.(b)	6,872	173,033
Yamato Holdings Co. Ltd.	2,793	61,594
Yamazaki Baking Co. Ltd.(b)	4,630	60,146
Yaskawa Electric Corp.(b)	1,628	72,980
Yokogawa Electric Corp.	4,276	80,402
Yokohama Rubber Co. Ltd. (The)(b)	3,790	58,947
Z Holdings Corp.	39,526	261,778
		67,587,293
Luxembourg-0.23%
Aperam S.A.	1,209	57,605
ArcelorMittal S.A.	23,073	621,485
		679,090
Netherlands-2.15%
Aalberts N.V.	1,162	70,891
Akzo Nobel N.V.	3,901	408,008
ASM International N.V.	282	125,952
ASML Holding N.V.	1,025	807,157
EXOR N.V.	11,432	999,833
Heineken Holding N.V.	2,238	185,279
Heineken N.V.(b)	2,559	253,303
Koninklijke Ahold Delhaize N.V.	43,044	1,436,552
Koninklijke BAM Groep N.V.(a)	27,136	80,331
Koninklijke DSM N.V.	1,700	363,856
Koninklijke KPN N.V.	73,751	215,920
Koninklijke Philips N.V.	11,024	387,087
Randstad N.V.	3,259	204,399
SBM Offshore N.V.	4,183	58,596
Signify N.V.	2,499	112,881
Universal Music Group N.V.	13,446	383,062
Wolters Kluwer N.V.	2,236	249,822
		6,342,929
New Zealand-0.12%
Contact Energy Ltd.	12,233	65,175
Fletcher Building Ltd.	19,026	87,162
Meridian Energy Ltd.	31,210	100,616
Spark New Zealand Ltd.	30,538	95,340
		348,293
Norway-0.51%
Equinor ASA	27,158	681,681
Gjensidige Forsikring ASA	5,749	129,602
Mowi ASA	5,281	119,515
Norsk Hydro ASA	34,331	221,932
Orkla ASA	12,769	116,067
Telenor ASA	16,663	244,787
		1,513,584
Portugal-0.14%
Galp Energia SGPS S.A.	17,791	165,571
Jeronimo Martins SGPS S.A.	6,326	136,821
Sonae SGPS S.A.	117,162	124,295
		426,687
Russia-0.26%
Coca-Cola HBC AG	2,879	88,443
Evraz PLC	9,925	75,633
VEON Ltd., ADR(a)	342,109	591,849
		755,925
	Shares	Value
Singapore-0.32%
ComfortDelGro Corp. Ltd.	67,326	$67,270
Jardine Cycle & Carriage Ltd.	5,241	80,957
Keppel Corp. Ltd.	37,700	140,225
Singapore Technologies Engineering Ltd.	23,049	64,046
Singapore Telecommunications Ltd.	193,722	333,431
STMicroelectronics N.V.	5,412	262,554
		948,483
South Africa-0.25%
Anglo American PLC	20,175	739,890
South Korea-5.19%
CJ CheilJedang Corp.	306	91,190
CJ Corp.	1,727	116,306
DB Insurance Co. Ltd.	3,493	158,198
Doosan Co. Ltd.	1,123	102,572
Doosan Heavy Industries & Construction Co. Ltd.(a)	11,819	189,040
E-MART, Inc.	1,290	155,291
GS Engineering & Construction Corp.	2,650	81,871
GS Holdings Corp.	3,220	101,650
Hankook Tire & Technology Co. Ltd.	2,104	68,014
Hanwha Corp.	10,995	276,287
Hanwha Life Insurance Co. Ltd.	41,136	96,096
Hanwha Solutions Corp.(a)	2,696	74,895
Hyundai Engineering & Construction Co. Ltd.	3,103	115,458
Hyundai Glovis Co. Ltd.	460	56,343
Hyundai Heavy Industries Holdings Co. Ltd.	2,561	114,047
Hyundai Marine & Fire Insurance Co. Ltd.	6,310	122,174
Hyundai Mobis Co. Ltd.	1,823	338,388
Hyundai Motor Co.	4,909	807,904
Hyundai Steel Co.	4,929	153,941
Kia Corp.	7,433	486,815
Korea Electric Power Corp.	31,804	555,546
Korea Gas Corp.(a)	3,722	109,821
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,100	81,025
Korea Zinc Co. Ltd.	170	70,625
Korean Air Lines Co. Ltd.(a)	3,685	82,206
KT Corp., ADR	15,877	201,479
KT&G Corp.	2,593	178,775
LG Chem Ltd.	434	253,553
LG Corp.	1,324	87,382
LG Display Co. Ltd.(a)	14,963	250,664
LG Electronics, Inc.	3,581	348,182
LG Household & Health Care Ltd.	60	53,237
LG Uplus Corp.	9,931	113,280
LOTTE Chemical Corp.	595	100,928
LOTTE Shopping Co. Ltd.	1,151	80,906
LS Corp.	1,053	43,568
LX International Corp.	2,285	44,531
NAVER Corp.	418	134,067
POSCO	3,159	694,081
Posco International Corp.	4,211	66,290
Samsung C&T Corp.	1,969	174,871
Samsung Electro-Mechanics Co. Ltd.	742	104,001
Samsung Electronics Co. Ltd.	86,668	5,201,977
Samsung Fire & Marine Insurance Co. Ltd.	1,257	213,750
Samsung SDI Co. Ltd.	262	151,743
Samsung SDS Co. Ltd.	480	57,985
SK Hynix, Inc.	8,686	833,575
SK Innovation Co. Ltd.(a)	1,540	252,151
SK Square Co. Ltd.(a)	2,088	119,525

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Telecom Co. Ltd.	3,231	$148,236
SK, Inc.	3,357	733,346
S-Oil Corp.	1,241	83,472
		15,331,258
Spain-1.76%
Acciona S.A.	467	82,791
ACS Actividades de Construccion y Servicios S.A.	14,460	345,218
Amadeus IT Group S.A.(a)	3,174	201,783
Endesa S.A.	6,904	154,141
Ferrovial S.A.(b)	5,067	140,076
Grifols S.A.	4,184	74,551
Iberdrola S.A.	98,597	1,099,154
Industria de Diseno Textil S.A.	8,684	272,323
Mapfre S.A.(b)	61,853	125,946
Naturgy Energy Group S.A.	8,779	240,124
Red Electrica Corp. S.A.	8,475	178,722
Repsol S.A.	75,101	827,669
Telefonica S.A.	320,972	1,443,880
		5,186,378
Sweden-1.55%
Alfa Laval AB	2,322	89,582
Assa Abloy AB, Class B(b)	7,635	213,535
Atlas Copco AB, Class A	5,269	322,247
Boliden AB	4,593	157,711
Electrolux AB, Class B(b)	6,176	137,816
Epiroc AB, Class A	4,397	106,307
Essity AB, Class B	8,014	254,690
Getinge AB, Class B	1,962	81,920
H & M Hennes & Mauritz AB, Class B(b)	10,915	192,447
Hexagon AB, Class B	10,595	154,114
Holmen AB, Class B	1,375	61,351
Husqvarna AB, Class B	6,142	86,194
ICA Gruppen AB	2,010	118,278
Lundin Energy AB	4,214	148,366
Peab AB, Class B	4,758	56,049
Sandvik AB	9,066	224,185
Securitas AB, Class B	8,595	123,696
Skanska AB, Class B	7,999	183,785
SKF AB, Class B	6,492	148,302
SSAB AB, Class A(a)	23,362	114,458
Svenska Cellulosa AB S.C.A., Class B	8,566	139,184
Swedish Match AB	11,768	85,407
Tele2 AB, Class B(b)	8,746	124,424
Telefonaktiebolaget LM Ericsson, Class B	34,400	345,566
Telia Co. AB(b)	66,758	256,815
Trelleborg AB, Class B	3,881	88,058
Volvo AB, Class B	26,662	574,155
		4,588,642
Switzerland-5.26%
ABB Ltd.	20,137	693,937
Adecco Group AG	4,946	228,754
Alcon, Inc.	4,391	345,055
Aryzta AG(a)	58,957	68,488
Barry Callebaut AG	34	80,095
Chocoladefabriken Lindt & Spruengli AG, PC	17	207,770
Cie Financiere Richemont S.A.	5,183	765,632
Clariant AG(b)	3,845	74,997
DKSH Holding AG	934	74,082
Dufry AG(a)	1,677	75,278
	Shares	Value
Switzerland-(continued)
Geberit AG	212	$161,234
Georg Fischer AG	55	79,760
Givaudan S.A.	45	218,824
Helvetia Holding AG	1,119	122,976
Holcim Ltd.	12,383	594,796
IWG PLC(a)	12,957	47,912
Kuehne + Nagel International AG, Class R	459	130,796
Logitech International S.A., Class R	793	62,436
Lonza Group AG	287	230,431
Nestle S.A.	30,790	3,926,108
Novartis AG	32,900	2,610,953
Partners Group Holding AG	99	170,099
Roche Holding AG	8,412	3,269,263
Schindler Holding AG, PC	629	161,090
SGS S.A.	55	165,048
SIG Combibloc Group AG	2,550	66,795
Sika AG(b)	698	272,065
Sonova Holding AG, Class A	280	104,841
Swatch Group AG (The), BR	935	274,215
Swisscom AG	473	260,881
		15,544,611
Taiwan-0.06%
Sea Ltd., ADR(a)	657	189,262
Turkey-0.04%
Eldorado Gold Corp.(a)	13,516	121,062
United Kingdom-12.38%
Admiral Group PLC	2,121	82,976
Ashtead Group PLC	2,339	187,031
Associated British Foods PLC	5,635	143,362
AstraZeneca PLC	8,194	897,174
B&M European Value Retail S.A.	11,186	91,784
Babcock International Group PLC(a)(b)	32,208	126,129
BAE Systems PLC(b)	60,904	441,718
Balfour Beatty PLC	22,934	70,939
Barratt Developments PLC	18,258	168,459
Beazley PLC(a)	15,639	82,844
Bellway PLC	1,919	79,161
Berkeley Group Holdings PLC	1,930	109,387
BP PLC	1,036,322	4,462,098
British American Tobacco PLC	48,146	1,611,539
BT Group PLC(a)	331,330	695,223
Bunzl PLC	5,472	207,628
Burberry Group PLC	4,467	103,866
Centrica PLC(a)	569,307	487,919
CNH Industrial N.V.	18,291	301,722
Coca-Cola Europacific Partners PLC	4,762	235,100
Compass Group PLC(a)	22,116	427,920
Croda International PLC	766	102,507
Currys PLC	90,961	157,166
DCC PLC	2,449	179,433
Diageo PLC	18,130	911,348
Direct Line Insurance Group PLC	42,425	151,883
Drax Group PLC	14,304	104,083
DS Smith PLC	23,292	110,411
easyJet PLC(a)	6,922	45,469
Entain PLC(a)	4,070	89,869
Experian PLC	5,827	260,568
Firstgroup PLC(a)	107,178	131,871
GlaxoSmithKline PLC	82,550	1,665,509
Hays PLC	37,347	72,336
Imperial Brands PLC	28,781	587,152

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Inchcape PLC	12,664	$138,895
InterContinental Hotels Group PLC(a)	1,639	96,472
International Consolidated Airlines Group S.A.(a)	128,408	216,534
Intertek Group PLC	1,163	82,164
ITV PLC(a)	69,186	100,641
J Sainsbury PLC	95,550	349,658
John Wood Group PLC(a)	36,212	96,536
Johnson Matthey PLC(b)	4,721	130,914
Just Group PLC(a)	49,296	51,066
Kingfisher PLC	61,733	258,739
Man Group PLC	32,033	90,862
Marks & Spencer Group PLC(a)	108,651	339,526
Meggitt PLC(a)	13,036	127,211
Melrose Industries PLC	99,679	191,219
Micro Focus International PLC	22,680	103,580
National Grid PLC	84,253	1,122,025
Next PLC	1,646	171,208
Pearson PLC(b)	16,491	129,422
Persimmon PLC	4,851	175,657
Petrofac Ltd.(a)	39,908	57,392
Reckitt Benckiser Group PLC	7,142	577,326
RELX PLC	17,722	547,938
Rentokil Initial PLC	10,950	88,891
Rolls-Royce Holdings PLC(a)(b)	141,861	229,911
Royal Dutch Shell PLC, Class A	403,767	8,424,082
Royal Mail PLC	29,949	198,667
Sage Group PLC (The)	9,438	96,371
Severn Trent PLC	3,055	116,645
Smith & Nephew PLC	8,631	139,024
Smiths Group PLC(b)	5,176	98,746
SSE PLC	21,433	440,083
Subsea 7 S.A.	10,506	73,220
Tate & Lyle PLC	8,411	70,038
Taylor Wimpey PLC	72,491	151,435
Tesco PLC	338,741	1,240,268
Travis Perkins PLC	5,853	112,281
Unilever PLC	33,422	1,706,347
Vodafone Group PLC	1,444,731	2,089,903
	Shares	Value
United Kingdom-(continued)
Weir Group PLC (The)	2,520	$55,594
WPP PLC	37,865	521,994
		36,592,069
United States-1.10%
Atlassian Corp. PLC, Class A(a)	547	205,847
Bausch Health Cos., Inc.(a)	10,120	239,194
Constellium SE(a)	8,508	149,486
Ferguson PLC	2,760	418,642
QIAGEN N.V.(a)	1,371	75,617
Spotify Technology S.A.(a)	952	227,052
Stellantis N.V.	48,528	826,994
Swiss Re AG	10,973	1,024,969
Tenaris S.A.	9,256	90,245
		3,258,046
Zambia-0.14%
First Quantum Minerals Ltd.	18,980	402,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $270,753,117)		294,456,213
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.34%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,856,237	3,856,237
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,971,998	8,974,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,830,985)		12,830,926
TOTAL INVESTMENTS IN SECURITIES-103.99% (Cost $283,584,102)		307,287,139
OTHER ASSETS LESS LIABILITIES-(3.99)%		(11,793,255)
NET ASSETS-100.00%		$295,493,884

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
PC-Participation Certificate
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,095,722, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$177,555	$2,627,876	$(2,805,431)	$-	$-	$-	$19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,627,619	11,779,408	(14,550,790)	-	-	3,856,237	245*
Invesco Private Prime Fund	15,478,746	20,524,863	(27,028,359)	(59)	(502)	8,974,689	3,019*
Total	$22,283,920	$34,932,147	$(44,384,580)	$(59)	$(502)	$12,830,926	$3,283

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Brazil-6.80%
Ambev S.A.	25,100	$71,363
Americanas S.A.(a)	699	3,752
B3 S.A. - Brasil, Bolsa, Balcao	14,800	29,109
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	9,200	16,450
Banco Pan S.A., Preference Shares	3,400	6,777
BB Seguridade Participacoes S.A.	4,487	16,586
Braskem S.A., Class A, Preference Shares(a)	3,307	29,302
BRF S.A.(a)	6,907	24,150
CCR S.A.	7,926	17,273
Centrais Eletricas Brasileiras S.A.	2,678	15,470
Cia Brasileira de Distribuicao	3,400	13,483
Cia de Saneamento Basico do Estado de Sao Paulo	2,634	15,705
Cia de Saneamento do Parana, Preference Shares	16,200	10,898
Cia Energetica de Minas Gerais, Preference Shares	13,643	31,737
Cia Paranaense de Energia, Class B, Preference Shares	22,900	24,892
Cia Siderurgica Nacional S.A.	2,418	9,315
Cogna Educacao(a)	30,943	13,585
Cosan S.A.	3,992	15,018
EDP - Energias do Brasil S.A.	3,233	12,248
Embraer S.A.(a)	8,110	27,480
Equatorial Energia S.A.	3,865	15,443
Gerdau S.A., Preference Shares	9,009	41,148
IRB Brasil Resseguros S.A.(a)	11,200	8,546
Klabin S.A.	4,100	17,326
Lojas Americanas S.A., Preference Shares	3,886	3,763
Lojas Renner S.A.	1,761	8,869
M Dias Branco S.A.	2,300	11,311
Marfrig Global Foods S.A.	3,300	13,770
Metalurgica Gerdau S.A., Preference Shares	15,100	28,470
Natura & Co. Holding S.A.(a)	1,200	5,670
Neoenergia S.A.	6,000	18,461
Pagseguro Digital Ltd., Class A(a)(b)	619	15,822
Petroleo Brasileiro S.A., Preference Shares	115,361	601,042
Suzano S.A.(a)	1,900	18,890
Telefonica Brasil S.A., ADR	25,820	227,991
TIM S.A.	7,937	19,391
Ultrapar Participacoes S.A.	11,207	28,629
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	5,797	13,947
Vale S.A.	17,467	216,302
Vibra Energia S.A.	9,000	34,670
		1,754,054
Chile-0.65%
Cencosud S.A.	15,334	24,296
Colbun S.A.	76,423	4,970
Embotelladora Andina S.A., Class B, Preference Shares	6,584	13,435
Empresas CMPC S.A.	7,489	12,046
Empresas COPEC S.A.	2,922	21,405
Enel Americas S.A.	169,541	21,698
Enel Chile S.A.	251,583	10,871
Falabella S.A.	5,733	17,616
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	669	41,837
		168,174
	Shares	Value
China-48.46%
360 DigiTech, Inc., ADR(a)	804	$18,717
51job, Inc., ADR(a)	249	14,367
AAC Technologies Holdings, Inc.	3,249	14,170
Agile Group Holdings Ltd.	9,798	6,460
Air China Ltd., H Shares(a)	55,880	35,194
Alibaba Group Holding Ltd.(a)	24,900	406,597
Aluminum Corp. of China Ltd., H Shares(a)	150,288	73,835
Angang Steel Co. Ltd., H Shares	123,695	55,216
Anhui Conch Cement Co. Ltd., H Shares	27,107	123,263
ANTA Sports Products Ltd.	644	10,260
Autohome, Inc., ADR	355	12,130
BAIC Motor Corp. Ltd., H Shares(c)	245,704	101,486
Baidu, Inc., ADR(a)	1,786	267,614
BBMG Corp., H Shares	366,404	54,050
Beijing Enterprises Holdings Ltd.	7,859	26,563
Beijing North Star Co. Ltd., H Shares	67,727	9,817
BEST, Inc., ADR(a)	21,632	22,497
BYD Co. Ltd., H Shares	3,150	123,804
China Aoyuan Group Ltd.	12,000	3,356
China BlueChemical Ltd., H Shares	37,470	11,439
China Coal Energy Co. Ltd., H Shares	89,147	44,826
China Communications Services Corp. Ltd., H Shares	52,000	24,813
China Conch Venture Holdings Ltd.(b)	3,845	18,767
China Datang Corp. Renewable Power Co. Ltd., H Shares	53,000	20,463
China Eastern Airlines Corp. Ltd., H Shares(a)	57,360	19,940
China Feihe Ltd.(c)	5,000	6,657
China Galaxy Securities Co. Ltd., H Shares	55,500	30,612
China Gas Holdings Ltd.	5,215	9,379
China Jinmao Holdings Group Ltd.	66,427	20,280
China Longyuan Power Group Corp. Ltd., H Shares	34,185	70,160
China Mengniu Dairy Co. Ltd.	6,389	35,650
China Molybdenum Co. Ltd., H Shares	78,614	48,504
China National Building Material Co. Ltd., H Shares	59,747	64,530
China Oilfield Services Ltd., H Shares	35,440	28,094
China Overseas Land & Investment Ltd.	27,393	63,108
China Pacific Insurance (Group) Co. Ltd., H Shares	118,419	343,294
China Petroleum & Chemical Corp., H Shares	2,898,148	1,267,685
China Power International Development Ltd.	67,713	34,569
China Railway Group Ltd., H Shares	651,620	310,102
China Railway Signal & Communication Corp. Ltd., H Shares(c)	75,263	26,453
China Reinsurance Group Corp., H Shares	1,129,423	105,759
China Resources Beer Holdings Co. Ltd.	1,819	14,886
China Resources Cement Holdings Ltd.	15,410	11,267
China Resources Gas Group Ltd.	2,723	14,094
China Resources Land Ltd.	12,182	50,707
China Resources Pharmaceutical Group Ltd.(c)	29,516	12,835
China Resources Power Holdings Co. Ltd.	26,456	68,720
China Shenhua Energy Co. Ltd., H Shares	234,312	485,705
China Southern Airlines Co. Ltd., H Shares(a)	59,313	32,792
China Taiping Insurance Holdings Co. Ltd.	58,603	81,637
China Tower Corp. Ltd., H Shares(c)	1,383,607	175,705
China Vanke Co. Ltd., H Shares	133,300	301,966
China Yongda Automobiles Services Holdings Ltd.	9,931	15,083
CIFI Holdings Group Co. Ltd.	22,347	12,183
CIFI Holdings Group Co. Ltd.	1,117	36
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
China-(continued)
CITIC Securities Co. Ltd., H Shares	36,500	$87,085
COSCO SHIPPING Development Co. Ltd., H Shares	125,000	23,089
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	28,160	11,089
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	47,219	80,800
COSCO SHIPPING Ports Ltd.	16,000	12,581
Country Garden Holdings Co. Ltd.	69,397	61,244
CSPC Pharmaceutical Group Ltd.	12,944	13,416
Daqo New Energy Corp., ADR(a)	180	10,321
Datang International Power Generation Co. Ltd., H Shares	254,721	40,516
Dongfang Electric Corp. Ltd., H Shares	29,800	47,705
Dongfeng Motor Group Co. Ltd., H Shares	109,547	101,736
DouYu International Holdings Ltd., ADR(a)	2,334	6,488
ENN Energy Holdings Ltd.	1,802	33,840
FinVolution Group, ADR	2,192	12,867
Fosun International Ltd.	20,703	22,626
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	6,185	34,075
GDS Holdings Ltd., ADR(a)(b)	242	13,562
Geely Automobile Holdings Ltd.	16,926	50,262
GF Securities Co. Ltd., H Shares	37,000	64,452
GOME Retail Holdings Ltd.(a)	85,525	7,460
Great Wall Motor Co. Ltd., H Shares(b)	32,159	134,480
Guangdong Investment Ltd.	14,070	18,734
Guangshen Railway Co. Ltd., H Shares(a)	126,726	20,970
Guangzhou Automobile Group Co. Ltd., H Shares	83,945	85,928
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	11,482	27,984
Guangzhou R&F Properties Co. Ltd., H Shares	23,828	12,898
Harbin Electric Co. Ltd., H Shares	52,000	24,613
Hello Group, Inc., ADR(b)	4,130	47,784
Hengan International Group Co. Ltd.	3,544	17,116
Hisense Home Appliances Group Co. Ltd., H Shares	10,973	10,585
Hollysys Automation Technologies Ltd.(a)	1,035	16,001
Huadian Power International Corp. Ltd., H Shares(b)	244,322	76,156
Huaneng Power International, Inc., H Shares	365,188	163,485
Huatai Securities Co. Ltd., H Shares(c)	15,800	22,659
Huazhu Group Ltd., ADR(a)	275	10,868
HUYA, Inc., ADR(a)	1,372	11,813
iQIYI, Inc., ADR(a)	2,481	15,481
Jiangsu Expressway Co. Ltd., H Shares	33,219	32,299
Jiangxi Copper Co. Ltd., H Shares	34,319	55,292
JinkoSolar Holding Co. Ltd., ADR(a)	1,065	55,678
JOYY, Inc., ADR	728	37,274
Kaisa Group Holdings Ltd.	26,000	3,535
Kingboard Holdings Ltd.	5,006	25,107
Kunlun Energy Co. Ltd.	32,756	30,841
Legend Holdings Corp., H Shares(c)	35,952	56,724
Lenovo Group Ltd.	72,895	74,523
LexinFintech Holdings Ltd., ADR(a)	1,963	8,245
Longfor Group Holdings Ltd.(c)	5,826	27,651
Maanshan Iron & Steel Co. Ltd., H Shares	56,091	20,074
Meituan, B Shares(a)(c)	1,461	44,603
Metallurgical Corp. of China Ltd., H Shares	853,302	216,723
New China Life Insurance Co. Ltd., H Shares	45,348	121,283
New Oriental Education & Technology Group, Inc., ADR(a)	5,917	13,077
People’s Insurance Co. Group of China Ltd. (The), H Shares	378,492	110,695
	Shares	Value
China-(continued)
PetroChina Co. Ltd., H Shares	4,709,960	$2,048,111
PICC Property & Casualty Co. Ltd., H Shares	85,441	73,102
Pinduoduo, Inc., ADR(a)	1,311	87,181
Ping An Insurance (Group) Co. of China Ltd., H Shares	115,383	799,971
Qingdao Port International Co. Ltd., H Shares(c)	29,539	14,777
Qudian, Inc., ADR(a)	12,801	17,921
Red Star Macalline Group Corp. Ltd., H Shares(a)(c)	53,085	27,033
Seazen Group Ltd.	17,908	12,933
Shandong Chenming Paper Holdings Ltd., H Shares	38,502	18,224
Shandong Gold Mining Co. Ltd., H Shares(c)	14,189	25,481
Shanghai Electric Group Co. Ltd., H Shares	193,592	55,377
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(b)	3,695	19,125
Shanghai Industrial Holdings Ltd.	7,000	10,057
Shanghai Jin Jiang Capital Co. Ltd., H Shares	70,900	26,192
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	29,379	53,589
Shenzhen Expressway Co. Ltd., H Shares	18,772	17,530
Shenzhen International Holdings Ltd.	9,217	10,049
Shenzhou International Group Holdings Ltd.	759	14,312
Shimao Group Holdings Ltd.	11,567	13,354
Sino Biopharmaceutical Ltd.	12,853	9,381
Sino-Ocean Group Holding Ltd.	113,931	26,598
Sinopec Engineering Group Co. Ltd., H Shares	21,207	10,337
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	206,062	48,371
Sinopharm Group Co. Ltd., H Shares	44,617	96,951
Sinotrans Ltd., H Shares	81,815	26,237
Sinotruk Hong Kong Ltd.	5,500	8,156
Sohu.com Ltd., ADR(a)	634	10,696
Sun Art Retail Group Ltd.(b)	16,769	6,819
Sunac China Holdings Ltd.	18,312	32,979
Sunny Optical Technology Group Co. Ltd.	696	21,052
TAL Education Group, ADR(a)	1,726	8,941
Tencent Holdings Ltd.	4,704	277,201
Tencent Music Entertainment Group, ADR(a)	6,740	48,461
Tianneng Power International Ltd.	8,000	8,866
Tingyi Cayman Islands Holding Corp.	9,885	19,147
Tsingtao Brewery Co. Ltd., H Shares	1,984	15,995
Vipshop Holdings Ltd., ADR(a)	3,951	38,601
Want Want China Holdings Ltd.	18,656	15,770
Weibo Corp., ADR(a)(b)	745	29,658
Weichai Power Co. Ltd., H Shares	53,368	94,881
WuXi AppTec Co. Ltd., H Shares(b)(c)	1,028	22,905
Xiaomi Corp., B Shares(a)(c)	30,400	75,183
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	20,400	45,009
Xinyuan Real Estate Co. Ltd., ADR	10,009	8,815
Yangzijiang Shipbuilding Holdings Ltd.	15,475	14,672
Yanzhou Coal Mining Co. Ltd., H Shares(b)	44,412	69,730
Yiren Digital Ltd., ADR(a)(b)	3,656	12,467
Yuexiu Property Co. Ltd.	8,800	8,218
Yum China Holdings, Inc.(b)	1,836	91,984
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)	1,142	0
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(b)	11,800	13,017
Zhongsheng Group Holdings Ltd.	1,500	12,343
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	4,200	27,692
Zijin Mining Group Co. Ltd., H Shares	63,189	83,973

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
China-(continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	31,200	$20,491
ZTE Corp., H Shares	19,050	51,682
ZTO Express Cayman, Inc., ADR	2,831	89,488
		12,495,575
Colombia-0.09%
Grupo de Inversiones Suramericana S.A.	3,585	22,497
Czech Republic-0.14%
CEZ A.S.	1,142	37,140
Greece-0.38%
Hellenic Telecommunications Organization S.A.	1,043	17,909
Motor Oil Hellas Corinth Refineries S.A.	1,068	16,109
OPAP S.A.	838	11,574
Public Power Corp. S.A.(a)	1,650	17,476
Star Bulk Carriers Corp.	882	18,531
Tsakos Energy Navigation Ltd.	2,095	15,231
		96,830
Hong Kong-0.14%
Nine Dragons Paper Holdings Ltd.	10,182	11,441
Skyworth Group Ltd.(a)	39,409	23,962
		35,403
Hungary-0.24%
Gedeon Richter PLC	539	14,200
MOL Hungarian Oil & Gas PLC	6,248	46,515
		60,715
India-3.66%
Dr. Reddy’s Laboratories Ltd., ADR	547	34,155
ICICI Bank Ltd., ADR	14,279	263,590
Infosys Ltd., ADR	15,362	346,874
Tata Motors Ltd., ADR(a)(b)	4,220	128,879
Tata Steel Ltd., GDR(c)	5,627	78,215
Wipro Ltd., ADR	7,834	66,902
WNS (Holdings) Ltd., ADR(a)	312	26,230
		944,845
Indonesia-1.32%
PT Adaro Energy Tbk	216,721	25,723
PT Astra International Tbk	134,209	54,115
PT Bank Mandiri (Persero) Tbk	119,000	58,160
PT Bank Rakyat Indonesia (Persero) Tbk	221,669	63,301
PT Indah Kiat Pulp & Paper Corp. Tbk	19,400	10,227
PT Indofood Sukses Makmur Tbk	36,998	16,274
PT Perusahaan Gas Negara Tbk(a)	170,734	17,881
PT Telkom Indonesia (Persero) Tbk	272,657	75,957
PT United Tractors Tbk	11,657	17,377
		339,015
Kuwait-0.15%
Agility Public Warehousing Co. KSC	5,153	15,706
Mobile Telecommunications Co. KSCP	12,056	22,677
		38,383
Malaysia-1.05%
Axiata Group Bhd.	33,202	30,746
DRB-Hicom Bhd	30,900	11,299
Genting Bhd.	26,582	27,772
Genting Malaysia Bhd.	23,900	15,719
IJM Corp. Bhd.	33,100	13,833
Kuala Lumpur Kepong Bhd.	2,500	12,490
MISC Bhd.	16,432	25,946
	Shares	Value
Malaysia-(continued)
Petronas Chemicals Group Bhd.	11,312	$22,831
Sime Darby Bhd.	77,322	40,208
Telekom Malaysia Bhd.	9,974	13,168
Tenaga Nasional Bhd.	26,398	57,917
		271,929
Mexico-3.61%
Alfa S.A.B. de C.V., Class A	55,045	39,268
Arca Continental S.A.B. de C.V.	4,561	27,755
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander	10,054	12,370
Cemex S.A.B. de C.V., ADR(a)	20,032	123,197
Coca-Cola FEMSA S.A.B. de C.V., ADR	2,559	125,698
El Puerto de Liverpool S.A.B. de C.V., Series C-1(b)	7,756	29,711
Fomento Economico Mexicano, S.A.B. de C.V., ADR	3,757	265,770
Gruma S.A.B. de C.V., Class B	1,185	14,332
Grupo Bimbo S.A.B. de C.V., Series A	11,268	29,479
Grupo Financiero Banorte S.A.B. de C.V., Class O	10,843	64,651
Grupo Financiero Inbursa S.A.B. de C.V., Class O	14,534	13,993
Grupo Mexico S.A.B. de C.V., Class B	11,646	48,623
Grupo Televisa S.A.B., ADR	4,359	40,059
Industrias Penoles S.A.B. de C.V.	1,000	12,233
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	9,593	15,030
Orbia Advance Corp. S.A.B. de C.V.	6,739	15,661
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,260	54,119
		931,949
Peru-0.09%
Cia de Minas Buenaventura S.A.A., ADR(a)	3,083	22,537
Philippines-0.14%
Ayala Corp.	1,083	17,970
International Container Terminal Services, Inc.	4,580	17,989
		35,959
Poland-1.07%
Cyfrowy Polsat S.A.	1,562	13,247
Enea S.A.(a)	6,929	14,741
Grupa Lotos S.A.(a)	1,412	18,359
KGHM Polska Miedz S.A.	683	23,291
Orange Polska S.A.(a)	7,014	14,473
PGE Polska Grupa Energetyczna S.A.(a)	13,331	26,712
Polski Koncern Naftowy ORLEN S.A.	4,539	78,878
Polskie Gornictwo Naftowe i Gazownictwo S.A.	13,366	17,889
Powszechny Zaklad Ubezpieczen S.A.	5,926	51,491
Tauron Polska Energia S.A.(a)	23,265	16,114
		275,195
Russia-9.89%
Aeroflot PJSC(a)	14,160	11,483
Alrosa PJSC	20,154	34,845
Bashneft PJSC, Preference Shares	2,990	41,042
Federal Grid Co. Unified Energy System PJSC	4,435,199	9,988
Gazprom PJSC	175,697	798,678
Inter RAO UES PJSC	437,817	25,193
Lenta International Co. PJSC, GDR(a)	6,496	17,868
Lukoil PJSC	4,896	433,840
Magnit PJSC	756	59,072
MMC Norilsk Nickel PJSC	255	74,414
Mobile TeleSystems PJSC	8,183	32,108
Nizhnekamskneftekhim PJSC, Preference Shares	15,731	20,781
Novatek PJSC	1,738	38,063

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Russia-(continued)
Novolipetsk Steel PJSC	6,650	$19,340
PhosAgro PJSC	194	14,796
Polymetal International PLC	995	18,581
Polyus PJSC	83	16,180
Rosneft Oil Co. PJSC	26,413	201,876
Rostelecom PJSC	14,250	16,234
RusHydro PJSC	1,071,670	10,568
Severstal PAO	951	20,158
Sistema PJSFC	50,361	17,094
Surgutneftegas PJSC	696,958	346,131
Tatneft PJSC	16,965	108,772
TCS Group Holding PLC, GDR(c)	170	16,559
Transneft PJSC, Preference Shares	24	45,705
X5 Retail Group N.V., GDR(c)	2,843	79,731
Yandex N.V., Class A(a)	292	21,160
		2,550,260
South Africa-2.34%
Aspen Pharmacare Holdings Ltd.	1,304	19,389
Barloworld Ltd.	2,271	21,429
Bid Corp. Ltd.	1,464	27,864
Bidvest Group Ltd. (The)	1,842	20,784
Capitec Bank Holdings Ltd.	172	19,568
Discovery Ltd.(a)	1,611	13,400
Exxaro Resources Ltd.	2,375	22,501
Foschini Group Ltd. (The)(a)	1,415	10,678
Gold Fields Ltd.	2,187	25,700
Impala Platinum Holdings Ltd.	1,228	15,507
Motus Holdings Ltd.	2,228	14,767
Mr Price Group Ltd.	865	10,743
Nedbank Group Ltd.	889	9,164
Old Mutual Ltd.	67,419	51,120
Pick n Pay Stores Ltd.	3,521	11,683
Remgro Ltd.	3,879	30,386
Sanlam Ltd.	12,810	44,289
Sappi Ltd.(a)	7,585	21,173
Sasol Ltd.(a)	7,090	117,409
Shoprite Holdings Ltd.	2,764	34,009
Sibanye Stillwater Ltd.	5,482	17,256
SPAR Group Ltd. (The)	1,639	16,632
Tiger Brands Ltd.	879	9,832
Woolworths Holdings Ltd.	5,828	18,768
		604,051
Switzerland-0.05%
Mediclinic International PLC(a)	3,520	13,780
Taiwan-17.34%
Acer, Inc.	22,169	22,086
ASE Technology Holding Co. Ltd.	16,457	60,372
Asia Cement Corp.	14,028	21,190
Asustek Computer, Inc.	4,360	55,275
AU Optronics Corp.	75,784	54,785
Catcher Technology Co. Ltd.	6,100	34,005
Chailease Holding Co. Ltd.	2,100	18,655
Cheng Shin Rubber Industry Co. Ltd.	10,108	12,179
Chicony Electronics Co. Ltd.	5,000	14,296
China Airlines Ltd.(a)	23,401	21,882
China Development Financial Holding Corp.	184,439	108,788
China Life Insurance Co. Ltd.	81,802	90,174
China Life Insurance Co. Ltd., H Shares	537,733	885,662
China Steel Corp.	56,512	66,157
Chunghwa Telecom Co. Ltd.	15,419	62,110
Compal Electronics, Inc.	94,252	78,474
	Shares	Value
Taiwan-(continued)
Delta Electronics, Inc.	4,239	$39,029
Eva Airways Corp.(a)	22,716	20,588
Evergreen Marine Corp. Taiwan Ltd.	4,000	17,911
Far Eastern New Century Corp.	37,520	37,649
Far EasTone Telecommunications Co. Ltd.	8,180	18,093
Formosa Chemicals & Fibre Corp.	23,552	66,155
Formosa Plastics Corp.	20,272	74,732
Foxconn Technology Co. Ltd.	8,653	20,291
Fubon Financial Holding Co. Ltd.	33,400	87,811
General Interface Solution Holding Ltd.	4,000	14,329
Hon Hai Precision Industry Co. Ltd.	132,589	493,552
Hotai Motor Co. Ltd.	792	17,262
Innolux Corp.	77,264	48,491
Inventec Corp.	36,325	33,706
Largan Precision Co. Ltd.	260	18,608
Lite-On Technology Corp.	13,514	29,308
MediaTek, Inc.	2,174	78,971
Mercuries & Associates Holding Ltd.	27,518	23,258
Mercuries Life Insurance Co. Ltd.(a)	74,587	24,948
Micro-Star International Co. Ltd.	2,040	11,959
Nan Ya Plastics Corp.	24,667	73,191
Nanya Technology Corp.	5,468	14,592
Novatek Microelectronics Corp.	889	14,884
Pegatron Corp.	38,819	92,983
Pou Chen Corp.	24,628	28,388
Powertech Technology, Inc.	4,877	17,382
President Chain Store Corp.	2,402	23,239
Qisda Corp.	14,000	14,854
Quanta Computer, Inc.	23,874	73,757
Radiant Opto-Electronics Corp.	3,000	10,358
Realtek Semiconductor Corp.	780	15,569
Shin Kong Financial Holding Co. Ltd.	109,000	41,358
Silicon Motion Technology Corp., ADR(b)	202	13,944
Sino-American Silicon Products, Inc.	2,586	19,252
Synnex Technology International Corp.	11,879	24,950
Taiwan Cement Corp.	22,481	37,193
Taiwan Mobile Co. Ltd.	6,381	22,261
Taiwan Semiconductor Manufacturing Co. Ltd.	35,652	764,214
Teco Electric and Machinery Co. Ltd.	12,556	13,931
TPK Holding Co. Ltd.	8,240	11,706
Unimicron Technology Corp.	4,000	32,800
Uni-President Enterprises Corp.	26,385	62,061
United Microelectronics Corp.	38,003	87,065
Walsin Lihwa Corp.	20,141	18,906
Winbond Electronics Corp.	11,000	12,680
Wistron Corp.	63,194	65,002
WPG Holdings Ltd.	25,406	45,961
Yageo Corp.	1,150	18,881
Zhen Ding Technology Holding Ltd.	5,101	17,979
		4,472,082
Tanzania-0.08%
AngloGold Ashanti Ltd.	973	20,955
Thailand-1.21%
Advanced Info Service PCL, NVDR	3,623	22,148
Airports of Thailand PCL, NVDR	6,173	10,946
Charoen Pokphand Foods PCL, NVDR	22,949	16,209
Charoen Pokphand Foods PCL, Rts., expiring 12/09/2021(a)(d)	327	0
CP ALL PCL, NVDR	16,792	29,151
CP ALL PCL, Rts., expiring 12/09/2021(a)(d)	1,119	0
Indorama Ventures PCL, NVDR	9,882	11,510

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Thailand-(continued)
IRPC PCL, NVDR	119,858	$13,303
PTT Exploration & Production PCL, NVDR	9,150	30,819
PTT Global Chemical PCL, NVDR	15,229	25,421
PTT PCL, NVDR	98,586	103,859
Siam Cement PCL (The), NVDR	1,928	21,284
Thai Beverage PCL	28,581	13,966
Thai Oil PCL, NVDR	10,283	14,190
		312,806
Turkey-0.51%
BIM Birlesik Magazalar A.S.	2,594	13,558
Eregli Demir ve Celik Fabrikalari TAS	21,263	36,096
Is Yatirim Menkul Degerler A.S.	6,101	8,946
Turk Hava Yollari AO(a)	13,026	16,894
Turkcell Iletisim Hizmetleri A.S.	13,859	19,727
Turkiye Petrol Rafinerileri A.S.(a)	2,381	27,203
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	35,427	9,872
		132,296
United Arab Emirates-0.26%
Aldar Properties PJSC	16,372	17,918
Emaar Properties PJSC	38,373	48,997
		66,915
United States-0.24%
JBS S.A.	9,671	61,036
Total Common Stocks & Other Equity Interests (Cost $27,595,626)		25,764,381
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $15,963)	15,963	$15,963
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $27,611,589)		25,780,344
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.04%
Invesco Private Government Fund, 0.02%(e)(f)(g)	157,698	157,698
Invesco Private Prime Fund, 0.11%(e)(f)(g)	367,852	367,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $525,665)		525,660
TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $28,137,254)		26,306,004
OTHER ASSETS LESS LIABILITIES-(2.01)%		(518,502)
NET ASSETS-100.00%		$25,787,502

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $848,732, which represented 3.29% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$361,841	$(345,878)	$-	$-	$15,963	$2
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$122,013	$549,510	$(513,825)	$-	$-	$157,698	$7*
Invesco Private Prime Fund	284,696	1,040,028	(956,732)	(5)	(25)	367,962	91*
Total	$406,709	$1,951,379	$(1,816,435)	$(5)	$(25)	$541,623	$100

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-11.42%
Activision Blizzard, Inc.	1,856	$108,762
Alphabet, Inc., Class A(b)	2,315	6,569,854
Altice USA, Inc., Class A(b)	5,752	91,112
AT&T, Inc.	133,066	3,037,897
Charter Communications, Inc., Class A(b)	1,195	772,305
Comcast Corp., Class A	32,810	1,639,844
Discovery, Inc., Class A(b)(c)	7,148	166,334
DISH Network Corp., Class A(b)	4,135	129,219
Electronic Arts, Inc.	1,152	143,101
Fox Corp., Class A(c)	6,055	216,224
Interpublic Group of Cos., Inc. (The)	3,382	112,249
Liberty Global PLC, Class C (United Kingdom)(b)	11,498	306,307
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	3,611	176,686
Loyalty Ventures, Inc.(b)	279	8,007
Lumen Technologies, Inc.	27,013	333,340
Meredith Corp.(b)	1,670	98,530
Meta Platforms, Inc., Class A(b)	7,552	2,450,322
Netflix, Inc.(b)	340	218,246
News Corp., Class A	4,482	96,901
Nexstar Media Group, Inc., Class A	467	69,816
Omnicom Group, Inc.	1,867	125,668
Sinclair Broadcast Group, Inc., Class A	2,096	48,900
Take-Two Interactive Software, Inc.(b)	293	48,603
Telephone & Data Systems, Inc.	3,239	57,265
T-Mobile US, Inc.(b)	5,369	584,201
Twitter, Inc.(b)	1,780	78,213
Verizon Communications, Inc.	43,383	2,180,863
ViacomCBS, Inc., Class B	6,937	214,700
Walt Disney Co. (The)(b)	6,227	902,292
		20,985,761
Consumer Discretionary-11.38%
Adient PLC(b)	1,388	58,921
Advance Auto Parts, Inc.	563	124,265
Amazon.com, Inc.(b)	879	3,082,715
Aptiv PLC(b)	978	156,822
Aramark	2,427	81,062
Asbury Automotive Group, Inc.(b)(c)	248	40,583
Autoliv, Inc. (Sweden)(c)	649	62,557
AutoNation, Inc.(b)	952	117,905
AutoZone, Inc.(b)	124	225,317
Bath & Body Works, Inc.	1,204	90,457
Bed Bath & Beyond, Inc.(b)(c)	2,781	50,976
Best Buy Co., Inc.	3,075	328,594
Booking Holdings, Inc.(b)	117	245,916
BorgWarner, Inc.	2,004	86,733
Brunswick Corp.	607	57,003
Capri Holdings Ltd.(b)	1,000	59,220
CarMax, Inc.(b)	1,185	167,381
Chipotle Mexican Grill, Inc.(b)	44	72,310
D.R. Horton, Inc.	2,241	218,946
Dana, Inc.	2,045	43,968
Darden Restaurants, Inc.	616	84,977
Dick’s Sporting Goods, Inc.	1,102	129,551
Dollar General Corp.	1,899	420,249
Dollar Tree, Inc.(b)	1,995	266,991
eBay, Inc.	6,837	461,224
Foot Locker, Inc.	1,145	52,258
Ford Motor Co.	100,223	1,923,279
Gap, Inc. (The)	1,780	29,423
Garmin Ltd.	518	69,174
General Motors Co.(b)	20,207	1,169,379
	Shares	Value
Consumer Discretionary-(continued)
Gentex Corp.	1,504	$51,783
Genuine Parts Co.	1,202	153,543
Goodyear Tire & Rubber Co. (The)(b)	5,374	108,071
Group 1 Automotive, Inc.	437	85,106
Hanesbrands, Inc.	3,612	58,334
Harley-Davidson, Inc.	1,410	51,648
Hasbro, Inc.	762	73,845
Hilton Worldwide Holdings, Inc.(b)	705	95,224
Home Depot, Inc. (The)	4,796	1,921,326
Kohl’s Corp.	2,886	147,850
Lear Corp.	692	116,111
Leggett & Platt, Inc.	958	38,694
Lennar Corp., Class A	3,280	344,564
Lithia Motors, Inc., Class A	234	68,171
LKQ Corp.	2,415	134,998
Lowe’s Cos., Inc.	4,856	1,187,729
Macy’s, Inc.	8,120	231,420
Marriott International, Inc., Class A(b)	1,001	147,708
Marriott Vacations Worldwide Corp.	291	44,421
McDonald’s Corp.	2,190	535,674
Mohawk Industries, Inc.(b)	549	92,161
Murphy USA, Inc.	525	90,998
Newell Brands, Inc.	4,099	88,006
NIKE, Inc., Class B	3,627	613,833
NVR, Inc.(b)	20	104,507
ODP Corp. (The)(b)	1,588	59,963
O’Reilly Automotive, Inc.(b)	357	227,823
Penske Automotive Group, Inc.	618	61,565
Polaris, Inc.	529	59,137
PulteGroup, Inc.	2,481	124,124
PVH Corp.	882	94,180
Qurate Retail, Inc., Class A	12,556	100,448
Ralph Lauren Corp.	610	70,784
Ross Stores, Inc.	1,315	143,453
Service Corp. International	1,312	86,802
Signet Jewelers Ltd.	869	84,415
Starbucks Corp.	2,887	316,531
Tapestry, Inc.	1,731	69,448
Target Corp.	3,617	881,969
Taylor Morrison Home Corp., Class A(b)	2,334	72,494
Tenneco, Inc., Class A(b)	5,346	56,133
Tesla, Inc.(b)	428	489,957
Thor Industries, Inc.(c)	529	55,921
TJX Cos., Inc. (The)	5,240	363,656
Toll Brothers, Inc.	1,750	111,073
Tractor Supply Co.	621	139,930
Tri Pointe Homes, Inc.(b)	2,231	55,708
Ulta Beauty, Inc.(b)	241	92,532
VF Corp.	1,818	130,405
Victoria’s Secret & Co.(b)	391	21,223
Wayfair, Inc., Class A(b)(c)	243	60,225
Whirlpool Corp.(c)	712	155,031
Williams-Sonoma, Inc.	501	97,615
Yum! Brands, Inc.	475	58,349
		20,904,775
Consumer Staples-8.67%
Altria Group, Inc.	13,733	585,575
Archer-Daniels-Midland Co.	5,455	339,356
BJ’s Wholesale Club Holdings, Inc.(b)	1,867	123,502
Brown-Forman Corp., Class B	783	55,092
Bunge Ltd.	1,889	163,531
Campbell Soup Co.	1,422	57,349
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Casey’s General Stores, Inc.	273	$53,041
Church & Dwight Co., Inc.	952	85,090
Clorox Co. (The)	678	110,412
Coca-Cola Co. (The)	16,364	858,292
Colgate-Palmolive Co.	3,544	265,871
Conagra Brands, Inc.	4,055	123,880
Constellation Brands, Inc., Class A	808	182,067
Costco Wholesale Corp.	2,981	1,607,892
Estee Lauder Cos., Inc. (The), Class A	727	241,415
General Mills, Inc.	4,292	265,117
Herbalife Nutrition Ltd.(b)	1,203	44,944
Hershey Co. (The)	802	142,347
Hormel Foods Corp.	2,680	110,952
Ingredion, Inc.	703	65,470
JM Smucker Co. (The)	1,104	139,623
Kellogg Co.	2,053	125,603
Keurig Dr Pepper, Inc.	3,919	133,207
Kimberly-Clark Corp.	2,108	274,693
Kraft Heinz Co. (The)	11,584	389,338
Kroger Co. (The)	22,304	926,285
McCormick & Co., Inc.	992	85,133
Molson Coors Beverage Co., Class B	3,121	138,697
Mondelez International, Inc., Class A	8,525	502,463
Monster Beverage Corp.(b)	870	72,889
Nomad Foods Ltd. (United Kingdom)(b)	1,768	42,238
PepsiCo, Inc.	6,933	1,107,755
Performance Food Group Co.(b)	2,604	104,967
Philip Morris International, Inc.	6,759	580,868
Post Holdings, Inc.(b)(c)	745	71,967
Procter & Gamble Co. (The)	13,283	1,920,456
Rite Aid Corp.(b)(c)	5,385	66,343
SpartanNash Co.	2,388	57,145
Spectrum Brands Holdings, Inc.	579	57,958
Sysco Corp.	4,206	294,588
Tyson Foods, Inc., Class A	4,883	385,562
United Natural Foods, Inc.(b)	3,441	171,087
US Foods Holding Corp.(b)	3,501	110,001
Walgreens Boots Alliance, Inc.	14,597	653,946
Walmart, Inc.	14,491	2,037,869
		15,931,876
Energy-7.02%
Antero Resources Corp.(b)	5,254	92,260
APA Corp.	3,628	93,494
Baker Hughes Co., Class A	9,948	232,186
Cheniere Energy, Inc.	1,151	120,636
Chevron Corp.	22,911	2,585,965
ConocoPhillips	11,648	816,874
Coterra Energy, Inc.	3,315	66,565
Devon Energy Corp.	4,446	186,999
DT Midstream, Inc.(b)	842	38,623
EOG Resources, Inc.	4,641	403,767
Exxon Mobil Corp.	55,129	3,298,919
Halliburton Co.	8,573	185,091
Helmerich & Payne, Inc.	1,954	43,867
Hess Corp.	1,285	95,758
HollyFrontier Corp.	3,738	120,812
Kinder Morgan, Inc.	23,310	360,373
Marathon Petroleum Corp.	11,870	722,290
NOV, Inc.(b)	5,757	68,623
Occidental Petroleum Corp.	17,420	516,503
ONEOK, Inc.	3,766	225,357
Ovintiv, Inc.	5,586	194,169
	Shares	Value
Energy-(continued)
PBF Energy, Inc., Class A(b)	4,809	$60,257
Phillips 66	8,055	557,164
Pioneer Natural Resources Co.	1,312	233,956
Schlumberger N.V.	13,576	389,360
Targa Resources Corp.	3,400	175,542
TechnipFMC PLC (United Kingdom)(b)(c)	11,973	67,887
Valero Energy Corp.	8,152	545,695
Williams Cos., Inc. (The)	11,254	301,495
World Fuel Services Corp.	4,028	100,660
		12,901,147
Financials-7.68%
Affiliated Managers Group, Inc.	459	78,090
Alleghany Corp.(b)	179	115,792
Allstate Corp. (The)	4,990	542,513
American Express Co.	3,609	549,651
Aon PLC, Class A	931	275,362
Apollo Global Management, Inc.	901	63,773
Arch Capital Group Ltd.(b)	4,272	172,503
Arthur J. Gallagher & Co.	822	133,904
Assurant, Inc.	791	120,311
AXIS Capital Holdings Ltd.	1,300	64,584
Berkshire Hathaway, Inc., Class B(b)	19,432	5,376,640
Blackstone, Inc., Class A	3,170	448,396
Brown & Brown, Inc.	979	63,057
Cboe Global Markets, Inc.	800	103,152
Chubb Ltd.	4,894	878,326
Cincinnati Financial Corp.	1,195	136,110
Everest Re Group Ltd.	662	169,724
Fidelity National Financial, Inc.	2,907	142,181
First American Financial Corp.	1,406	104,297
Franklin Resources, Inc.	2,555	82,782
Globe Life, Inc.	1,182	102,290
Hanover Insurance Group, Inc. (The)	545	66,354
Hartford Financial Services Group, Inc. (The)	4,833	319,461
Janus Henderson Group PLC	2,084	89,049
Kemper Corp.	842	46,579
Lazard Ltd., Class A	1,049	44,708
Loews Corp.	3,917	209,403
LPL Financial Holdings, Inc.	452	71,240
Markel Corp.(b)	118	140,989
Marsh & McLennan Cos., Inc.	1,908	312,950
MGIC Investment Corp.	4,208	59,333
Moody’s Corp.	403	157,428
Mr. Cooper Group, Inc.(b)	1,514	59,455
MSCI, Inc.	145	91,270
Nasdaq, Inc.	504	102,428
Old Republic International Corp.	4,356	104,370
OneMain Holdings, Inc.	1,817	90,468
Progressive Corp. (The)	5,405	502,341
Radian Group, Inc.	2,789	56,812
Raymond James Financial, Inc.	1,919	188,619
Reinsurance Group of America, Inc.	1,925	182,702
S&P Global, Inc.	555	252,930
StoneX Group, Inc.(b)	2,899	162,851
T. Rowe Price Group, Inc.	1,130	225,943
Travelers Cos., Inc. (The)	3,396	499,042
Unum Group	5,318	122,846
W.R. Berkley Corp.	1,336	102,391
Willis Towers Watson PLC	603	136,182
		14,121,582

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-15.00%
Abbott Laboratories	5,737	$721,543
AbbVie, Inc.	8,700	1,002,936
Agilent Technologies, Inc.	936	141,242
Align Technology, Inc.(b)	79	48,311
AmerisourceBergen Corp.	5,390	623,893
Amgen, Inc.	3,277	651,730
Anthem, Inc.	2,722	1,105,758
Avantor, Inc.(b)	2,548	100,595
Baxter International, Inc.	2,404	179,266
Becton, Dickinson and Co.	1,486	352,390
Biogen, Inc.(b)	2,254	531,358
Bio-Rad Laboratories, Inc., Class A(b)	108	81,346
Boston Scientific Corp.(b)	4,311	164,120
Bristol-Myers Squibb Co.	18,049	967,968
Cardinal Health, Inc.	13,087	605,012
Centene Corp.(b)	8,679	619,767
Cerner Corp.	1,964	138,364
Cigna Corp.	4,958	951,440
Community Health Systems, Inc.(b)	5,605	67,428
Cooper Cos., Inc. (The)	134	50,447
CVS Health Corp.	22,595	2,012,311
Danaher Corp.	1,588	510,764
DaVita, Inc.(b)	1,711	161,690
DENTSPLY SIRONA, Inc.	1,144	55,759
Edwards Lifesciences Corp.(b)	1,096	117,612
Elanco Animal Health, Inc.(b)	1,572	45,179
Eli Lilly and Co.	2,175	539,487
Encompass Health Corp.	582	33,535
Gilead Sciences, Inc.	10,202	703,224
HCA Healthcare, Inc.	2,064	465,618
Henry Schein, Inc.(b)	1,113	79,090
Hologic, Inc.(b)	1,383	103,352
Humana, Inc.	1,345	564,510
Illumina, Inc.(b)	259	94,620
Intuitive Surgical, Inc.(b)	466	151,142
IQVIA Holdings, Inc.(b)	687	178,022
Jazz Pharmaceuticals PLC(b)	333	39,917
Johnson & Johnson	11,885	1,853,228
Laboratory Corp. of America Holdings(b)	606	172,910
McKesson Corp.	5,832	1,264,144
Medtronic PLC	6,156	656,845
Merck & Co., Inc.	13,857	1,038,028
Mettler-Toledo International, Inc.(b)	55	83,277
Molina Healthcare, Inc.(b)	561	159,986
PerkinElmer, Inc.	371	67,581
Perrigo Co. PLC	1,733	63,618
Pfizer, Inc.	34,475	1,852,342
Quest Diagnostics, Inc.	1,149	170,833
Regeneron Pharmaceuticals, Inc.(b)	847	539,141
ResMed, Inc.	300	76,455
STERIS PLC	307	67,089
Stryker Corp.	935	221,249
Tenet Healthcare Corp.(b)	2,278	165,998
Thermo Fisher Scientific, Inc.	1,315	832,171
UnitedHealth Group, Inc.	5,774	2,564,926
Universal Health Services, Inc., Class B	945	112,200
Vertex Pharmaceuticals, Inc.(b)	799	149,365
Viatris, Inc.	11,506	141,639
Waters Corp.(b)	230	75,456
Zimmer Biomet Holdings, Inc.	877	104,889
Zoetis, Inc.	775	172,081
		27,566,197
	Shares	Value
Industrials-9.14%
3M Co.	2,979	$506,549
A.O. Smith Corp.	733	57,944
Acuity Brands, Inc.	272	54,767
AECOM(b)	1,628	112,234
AGCO Corp.	516	56,868
AMETEK, Inc.	691	94,322
Avis Budget Group, Inc.(b)	819	224,889
Booz Allen Hamilton Holding Corp.	872	73,196
Builders FirstSource, Inc.(b)	1,120	77,773
C.H. Robinson Worldwide, Inc.	1,187	112,872
CACI International, Inc., Class A(b)	235	60,966
Carlisle Cos., Inc.	396	89,179
Caterpillar, Inc.	2,790	539,447
Cintas Corp.	291	122,857
CSX Corp.	10,952	379,596
Cummins, Inc.	1,136	238,276
Deere & Co.	1,277	441,255
Dover Corp.	655	107,322
Eaton Corp. PLC	2,684	434,969
EMCOR Group, Inc.	575	68,621
Emerson Electric Co.	3,272	287,412
Equifax, Inc.	255	71,056
Expeditors International of Washington, Inc.	734	89,269
Fastenal Co.	1,918	113,488
FedEx Corp.	1,871	431,022
Fluor Corp.(b)(c)	4,401	97,306
Fortive Corp.	1,530	113,021
Fortune Brands Home & Security, Inc.	725	72,884
General Dynamics Corp.	2,258	426,694
General Electric Co.	6,685	635,008
GXO Logistics, Inc.(b)	646	62,048
Honeywell International, Inc.	3,293	665,976
Howmet Aerospace, Inc.	1,960	55,135
Hubbell, Inc.	308	60,276
Huntington Ingalls Industries, Inc.	417	74,022
IHS Markit Ltd.	1,547	197,738
Illinois Tool Works, Inc.(c)	1,146	266,044
Ingersoll Rand, Inc.	1,357	79,167
J.B. Hunt Transport Services, Inc.	440	84,110
Jacobs Engineering Group, Inc.	833	118,752
Johnson Controls International PLC	6,988	522,423
Kansas City Southern	394	114,595
Knight-Swift Transportation Holdings, Inc.	1,610	92,173
L3Harris Technologies, Inc.	1,499	313,411
Leidos Holdings, Inc.	1,154	101,448
Lockheed Martin Corp.	1,822	607,309
ManpowerGroup, Inc.	1,114	99,848
Masco Corp.	1,788	117,829
MasTec, Inc.(b)(c)	421	38,804
MSC Industrial Direct Co., Inc., Class A	547	43,049
Nielsen Holdings PLC	2,575	49,337
Norfolk Southern Corp.	1,307	346,708
Northrop Grumman Corp.	1,163	405,654
Old Dominion Freight Line, Inc.	283	100,513
Oshkosh Corp.	530	57,028
Owens Corning	922	78,222
PACCAR, Inc.	3,010	251,094
Parker-Hannifin Corp.	605	182,746
Pentair PLC	766	56,447
Quanta Services, Inc.	1,206	137,219
Raytheon Technologies Corp.	9,731	787,433
Republic Services, Inc.	1,141	150,909

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Robert Half International, Inc.	690	$76,707
Rockwell Automation, Inc.	408	137,170
Roper Technologies, Inc.	283	131,354
Rush Enterprises, Inc., Class A	980	49,941
Ryder System, Inc.	1,337	111,078
Schneider National, Inc., Class B	2,070	50,922
Science Applications International Corp.	689	57,800
Sensata Technologies Holding PLC(b)	837	46,621
Snap-on, Inc.	328	67,538
Southwest Airlines Co.(b)	820	36,408
Stanley Black & Decker, Inc.	845	147,672
Textron, Inc.	1,803	127,652
Trane Technologies PLC	909	169,665
TransDigm Group, Inc.(b)	228	131,795
TransUnion	450	50,036
Trinity Industries, Inc.(c)	1,890	50,085
Uber Technologies, Inc.(b)	997	37,886
Union Pacific Corp.	3,330	784,681
United Parcel Service, Inc., Class B	3,900	773,643
United Rentals, Inc.(b)	475	160,902
Univar Solutions, Inc.(b)	2,008	52,027
Verisk Analytics, Inc.	450	101,192
W.W. Grainger, Inc.	258	124,204
Wabtec Corp.	1,530	135,818
Waste Connections, Inc.	961	127,871
Waste Management, Inc.	1,802	289,527
Watsco, Inc.	185	54,151
WESCO International, Inc.(b)	632	78,450
XPO Logistics, Inc.(b)	661	47,883
Xylem, Inc.	609	73,756
		16,792,964
Information Technology-22.84%
Accenture PLC, Class A	2,599	928,883
Adobe, Inc.(b)	907	607,554
Advanced Micro Devices, Inc.(b)	1,136	179,908
Akamai Technologies, Inc.(b)	720	81,144
Alliance Data Systems Corp.	710	48,394
Amdocs Ltd.	1,138	79,455
Amphenol Corp., Class A	2,202	177,437
Analog Devices, Inc.	1,334	240,454
ANSYS, Inc.(b)	152	59,505
Apple, Inc.	68,387	11,304,371
Applied Materials, Inc.	2,501	368,122
Arista Networks, Inc.(b)	686	85,105
Arrow Electronics, Inc.(b)	1,688	205,345
Autodesk, Inc.(b)	308	78,291
Automatic Data Processing, Inc.	1,524	351,876
Avnet, Inc.	2,803	101,665
Broadcom, Inc.	1,915	1,060,297
Broadridge Financial Solutions, Inc.	378	63,719
Cadence Design Systems, Inc.(b)	555	98,490
CDW Corp.	872	165,122
Cisco Systems, Inc.	25,503	1,398,585
Citrix Systems, Inc.	951	76,489
Cognizant Technology Solutions Corp., Class A	4,330	337,653
CommScope Holding Co., Inc.(b)	2,988	29,760
Corning, Inc.	4,730	175,436
Dell Technologies, Inc., Class C(b)	6,345	358,302
DXC Technology Co.(b)	4,461	133,785
Fiserv, Inc.(b)	3,455	333,477
FleetCor Technologies, Inc.(b)	424	87,823
Flex Ltd.(b)	6,139	104,977
	Shares	Value
Information Technology-(continued)
Fortinet, Inc.(b)	369	$122,549
Gartner, Inc.(b)	231	72,130
GoDaddy, Inc., Class A(b)	851	59,715
Hewlett Packard Enterprise Co.	21,206	304,306
HP, Inc.	17,613	621,387
Insight Enterprises, Inc.(b)(c)	495	48,817
Intel Corp.	48,444	2,383,445
International Business Machines Corp.	8,010	937,971
Intuit, Inc.	429	279,837
Jabil, Inc.	2,881	168,423
Juniper Networks, Inc.	3,689	114,839
Keysight Technologies, Inc.(b)	600	116,688
KLA Corp.	516	210,595
Kyndryl Holdings, Inc.(b)	1,576	24,901
Lam Research Corp.	439	298,454
Marvell Technology, Inc.	2,239	159,350
Mastercard, Inc., Class A	1,715	540,088
Microchip Technology, Inc.	1,574	131,319
Micron Technology, Inc.	6,747	566,748
Microsoft Corp.	20,166	6,666,678
Motorola Solutions, Inc.	581	147,098
NCR Corp.(b)	1,317	51,231
NetApp, Inc.	1,471	130,742
NortonLifeLock, Inc.	13,859	344,396
NVIDIA Corp.	2,255	736,844
ON Semiconductor Corp.(b)	1,696	104,185
Oracle Corp.	13,485	1,223,629
Palo Alto Networks, Inc.(b)	306	167,364
Paychex, Inc.	1,038	123,730
PayPal Holdings, Inc.(b)	1,812	335,021
Qorvo, Inc.(b)	532	77,794
QUALCOMM, Inc.	4,681	845,201
salesforce.com, inc.(b)	1,838	523,757
Sanmina Corp.(b)	1,272	46,479
Seagate Technology Holdings PLC(c)	1,993	204,621
ServiceNow, Inc.(b)	203	131,483
Skyworks Solutions, Inc.	743	112,683
Square, Inc., Class A(b)	334	69,582
SS&C Technologies Holdings, Inc.	1,201	91,672
Synopsys, Inc.(b)	381	129,921
TD SYNNEX Corp.	1,051	108,736
TE Connectivity Ltd.	1,717	264,298
Teradyne, Inc.	453	69,250
Texas Instruments, Inc.	3,147	605,388
Trimble, Inc.(b)	710	60,968
VeriSign, Inc.(b)	247	59,258
Visa, Inc., Class A(c)	4,977	964,393
VMware, Inc., Class A	3,924	458,088
Western Digital Corp.(b)	2,357	136,329
Western Union Co. (The)	3,131	49,532
Workday, Inc., Class A(b)	242	66,364
Xerox Holdings Corp.	4,686	86,316
Xilinx, Inc.	925	211,316
Zebra Technologies Corp., Class A(b)	130	76,541
		41,963,874
Materials-3.64%
Air Products and Chemicals, Inc.	820	235,701
Albemarle Corp.	417	111,126
Alcoa Corp.	2,097	97,573
Amcor PLC	14,923	168,928
Avery Dennison Corp.	337	69,109
Ball Corp.	1,472	137,558

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Berry Global Group, Inc.(b)	1,380	$95,289
Celanese Corp.	762	115,336
CF Industries Holdings, Inc.	1,768	107,123
Chemours Co. (The)	1,590	47,223
Commercial Metals Co.	1,684	52,036
Corteva, Inc.	6,273	282,285
Crown Holdings, Inc.	831	87,920
Dow, Inc.	7,465	410,052
DuPont de Nemours, Inc.	5,670	419,353
Eastman Chemical Co.	1,090	113,676
Ecolab, Inc.	746	165,217
FMC Corp.	607	60,815
Freeport-McMoRan, Inc.	4,299	159,407
Graphic Packaging Holding Co.	4,058	80,105
Huntsman Corp.	2,356	74,662
International Flavors & Fragrances, Inc.	716	101,794
International Paper Co.	4,057	184,675
Linde PLC (United Kingdom)	2,778	883,793
LyondellBasell Industries N.V., Class A	2,920	254,420
Martin Marietta Materials, Inc.	248	100,070
Mosaic Co. (The)	3,558	121,755
Newmont Corp.	4,907	269,492
Nucor Corp.	2,479	263,418
Olin Corp.	1,253	68,101
Packaging Corp. of America	591	77,179
PPG Industries, Inc.	958	147,695
Reliance Steel & Aluminum Co.	740	109,986
RPM International, Inc.	661	60,177
Sherwin-Williams Co. (The)	1,019	337,534
Sonoco Products Co.	848	49,294
Steel Dynamics, Inc.	1,807	108,059
Sylvamo Corp.(b)	369	11,173
Ternium S.A., ADR (Mexico)	3,138	119,840
United States Steel Corp.	3,098	70,046
Vulcan Materials Co.	509	97,545
WestRock Co.	3,587	155,640
		6,682,180
Real Estate-0.73%
American Tower Corp.	1,142	299,752
CBRE Group, Inc., Class A(b)	1,957	187,031
Equinix, Inc.	220	178,684
Iron Mountain, Inc.(c)	1,948	88,517
Jones Lang LaSalle, Inc.(b)	535	125,677
Public Storage	707	231,458
SBA Communications Corp., Class A	318	109,328
Weyerhaeuser Co.	3,213	120,841
		1,341,288
Utilities-2.35%
AES Corp. (The)	5,307	124,078
Alliant Energy Corp.	1,223	67,008
Ameren Corp.	1,707	139,274
	Shares	Value
Utilities-(continued)
American Electric Power Co., Inc.	3,851	$312,124
Atmos Energy Corp.	746	67,379
CenterPoint Energy, Inc.	5,475	141,857
CMS Energy Corp.	1,595	93,866
Consolidated Edison, Inc.	3,165	245,731
DTE Energy Co.	1,729	187,320
Edison International	3,588	234,225
Entergy Corp.	2,005	201,182
Evergy, Inc.	2,445	154,768
Eversource Energy	2,410	198,271
Exelon Corp.	11,747	619,419
FirstEnergy Corp.	4,698	176,927
MDU Resources Group, Inc.	1,984	54,024
NiSource, Inc.	3,926	96,226
NRG Energy, Inc.	3,419	123,152
OGE Energy Corp.	1,872	64,247
Pinnacle West Capital Corp.	1,045	67,977
Public Service Enterprise Group, Inc.	4,179	261,146
UGI Corp.	1,984	81,840
Vistra Corp.	10,461	207,965
WEC Energy Group, Inc.	2,022	175,772
Xcel Energy, Inc.	3,373	214,961
		4,310,739
Total Common Stocks & Other Equity Interests (Cost $145,545,661)		183,502,383
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $139,861)	139,861	139,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $145,685,522)		183,642,244
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.51%
Invesco Private Government Fund, 0.02%(d)(e)(f)	831,041	831,041
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,938,515	1,939,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,770,137)		2,770,137
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $148,455,659)		186,412,381
OTHER ASSETS LESS LIABILITIES-(1.45)%		(2,667,769)
NET ASSETS-100.00%		$183,744,612

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,154,034	$(1,014,173)	$-	$-	$139,861	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	303,264	2,179,274	(1,651,497)	-	-	831,041	24*
Invesco Private Prime Fund	707,615	4,002,556	(2,770,957)	-	(118)	1,939,096	305*
Total	$1,010,879	$7,335,864	$(5,436,627)	$-	$(118)	$2,909,998	$339

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.37%
Advantage Solutions, Inc.(b)(c)	545	$3,940
AMC Networks, Inc., Class A(b)(c)	1,679	64,826
Angi, Inc., Class A(b)(c)	3,469	33,337
ATN International, Inc.	278	10,622
Bandwidth, Inc., Class A(b)(c)	61	4,371
Cable One, Inc.	28	49,618
Cardlytics, Inc.(b)(c)	35	2,365
Cargurus, Inc.(b)	497	18,638
Cars.com, Inc.(b)	1,376	22,952
Cogent Communications Holdings, Inc.	281	21,055
comScore, Inc.(b)	1,426	4,948
Consolidated Communications Holdings, Inc.(b)	3,561	26,779
E.W. Scripps Co. (The), Class A	1,423	26,368
EchoStar Corp., Class A(b)	3,727	102,008
Entercom Communications Corp.(b)(c)	5,990	14,795
EverQuote, Inc., Class A(b)	124	1,634
Globalstar, Inc.(b)	1,977	2,748
Gravity Co. Ltd., ADR (South Korea)(b)	36	2,826
Gray Television, Inc.	3,449	71,118
iClick Interactive Asia Group Ltd., ADR (China)(b)	297	1,969
iHeartMedia, Inc., Class A(b)	2,781	54,536
Iridium Communications, Inc.(b)	905	34,797
John Wiley & Sons, Inc., Class A	900	46,782
Liberty Latin America Ltd., Class A (Chile)(b)	3,122	35,466
Lions Gate Entertainment Corp., Class A(b)(c)	4,601	67,405
Madison Square Garden Sports Corp., Class A(b)	87	14,988
Magnite, Inc.(b)(c)	161	2,839
Manchester United PLC, Class A (United Kingdom)	1,501	23,130
New York Times Co. (The), Class A	1,238	58,805
Pinterest, Inc., Class A(b)	1,051	42,103
QuinStreet, Inc.(b)	558	8,543
Roku, Inc.(b)	97	22,078
Scholastic Corp.	889	33,462
Sirius XM Holdings, Inc.(c)	13,919	84,906
Snap, Inc., Class A(b)	546	25,995
Spok Holdings, Inc.	565	5,452
TechTarget, Inc.(b)	96	9,277
TEGNA, Inc.	4,477	88,421
TripAdvisor, Inc.(b)	1,295	33,489
TrueCar, Inc.(b)	2,097	6,899
United States Cellular Corp.(b)	1,068	31,090
WideOpenWest, Inc.(b)	767	14,266
World Wrestling Entertainment, Inc., Class A(c)	711	35,095
Yelp, Inc.(b)	1,093	37,468
Ziff Davis, Inc.(b)	567	64,564
Zynga, Inc., Class A(b)	5,987	36,102
		1,404,875
Consumer Discretionary-15.96%
1-800-Flowers.com, Inc., Class A(b)(c)	917	27,308
2U, Inc.(b)(c)	472	11,229
Abercrombie & Fitch Co., Class A(b)	1,821	65,556
Accel Entertainment, Inc.(b)	205	2,610
Acushnet Holdings Corp.	397	21,589
Adtalem Global Education, Inc.(b)	1,251	37,117
American Axle & Manufacturing Holdings, Inc.(b)	7,029	62,277
American Eagle Outfitters, Inc.	2,069	53,566
American Public Education, Inc.(b)	413	7,802
America’s Car-Mart, Inc.(b)	73	7,164
Arko Corp.(b)(c)	824	7,770
Bally’s Corp.(b)	279	10,697
	Shares	Value
Consumer Discretionary-(continued)
Beazer Homes USA, Inc.(b)	1,746	$34,291
Big Lots, Inc.(c)	1,592	69,061
Biglari Holdings, Inc., Class B(b)	36	5,107
BJ’s Restaurants, Inc.(b)	328	9,794
Bloomin’ Brands, Inc.(b)	1,505	26,593
Bluegreen Vacations Holding Corp.(b)	848	25,211
Boot Barn Holdings, Inc.(b)	217	26,548
Boyd Gaming Corp.(b)	694	40,675
Bright Horizons Family Solutions, Inc.(b)	354	43,524
Brinker International, Inc.(b)	653	22,594
Buckle, Inc. (The)(c)	503	23,661
Burlington Stores, Inc.(b)	297	87,060
Caesars Entertainment, Inc.(b)	436	39,271
Caleres, Inc.	1,427	33,691
Callaway Golf Co.(b)(c)	679	18,306
Camping World Holdings, Inc., Class A(c)	2,052	90,001
Carrols Restaurant Group, Inc.	2,558	7,316
Carter’s, Inc.	812	82,036
Carvana Co.(b)(c)	49	13,741
Cato Corp. (The), Class A	776	12,765
Cavco Industries, Inc.(b)	111	33,021
Century Communities, Inc.	656	46,622
Cheesecake Factory, Inc. (The)(b)(c)	553	21,191
Chegg, Inc.(b)	411	11,446
Chewy, Inc., Class A(b)(c)	616	42,048
Chico’s FAS, Inc.(b)	4,328	24,799
Children’s Place, Inc. (The)(b)	254	21,979
Choice Hotels International, Inc.	159	22,824
Churchill Downs, Inc.	180	40,360
Chuy’s Holdings, Inc.(b)	204	5,847
Citi Trends, Inc.(b)(c)	179	15,179
Columbia Sportswear Co.	471	45,937
Conn’s, Inc.(b)	1,359	29,735
Cooper-Standard Holdings, Inc.(b)	1,091	25,191
Cracker Barrel Old Country Store, Inc.	341	41,609
Crocs, Inc.(b)	385	63,148
Dave & Buster’s Entertainment, Inc.(b)	764	24,815
Deckers Outdoor Corp.(b)	201	81,485
Denny’s Corp.(b)	512	7,091
Designer Brands, Inc., Class A(b)(c)	1,726	23,612
Dillard’s, Inc., Class A	494	135,307
Dine Brands Global, Inc.(b)(c)	188	13,502
Domino’s Pizza, Inc.	222	116,359
Dorman Products, Inc.(b)	284	31,518
DraftKings, Inc., Class A(b)(c)	719	24,841
El Pollo Loco Holdings, Inc.(b)	290	3,660
Ethan Allen Interiors, Inc.	537	12,083
Etsy, Inc.(b)	446	122,463
Everi Holdings, Inc.(b)	459	9,520
Expedia Group, Inc.(b)	471	75,873
Express, Inc.(b)	3,813	13,879
Farfetch Ltd., Class A (United Kingdom)(b)	399	13,730
Fiesta Restaurant Group, Inc.(b)	719	6,708
Five Below, Inc.(b)	245	49,843
Fiverr International Ltd.(b)	17	2,408
Floor & Decor Holdings, Inc., Class A(b)	481	62,006
Fossil Group, Inc.(b)	1,833	21,904
Fox Factory Holding Corp.(b)	128	22,499
Franchise Group, Inc.	541	25,833
frontdoor, inc.(b)	399	13,789
Funko, Inc., Class A(b)	384	6,275
GameStop Corp., Class A(b)(c)	354	69,458
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Genesco, Inc.(b)	630	$39,816
Gentherm, Inc.(b)	334	28,206
G-III Apparel Group Ltd.(b)	1,525	45,201
Golden Entertainment, Inc.(b)	213	9,779
GoPro, Inc., Class A(b)(c)	1,334	13,340
Graham Holdings Co., Class B	141	79,879
Grand Canyon Education, Inc.(b)	615	44,569
Green Brick Partners, Inc.(b)	739	18,438
Groupon, Inc.(b)(c)	394	8,140
GrowGeneration Corp.(b)(c)	46	750
Guess?, Inc.	1,017	22,933
H&R Block, Inc.	3,881	91,902
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 11/17/2021; Cost $8,574)(d)	474	14,177
Helen of Troy Ltd.(b)	274	65,897
Hibbett, Inc.	347	27,049
Hilton Grand Vacations, Inc.(b)	643	30,542
Hooker Furnishings Corp.	320	7,597
Houghton Mifflin Harcourt Co.(b)	2,635	41,001
Hyatt Hotels Corp., Class A(b)	1,064	83,811
Installed Building Products, Inc.	201	25,947
International Game Technology PLC	2,344	63,335
iRobot Corp.(b)(c)	343	26,037
Jack in the Box, Inc.	233	19,246
Johnson Outdoors, Inc., Class A	104	10,820
KB Home	2,295	91,777
Kontoor Brands, Inc.	615	33,161
Lands’ End, Inc.(b)(c)	386	8,882
Laureate Education, Inc., Class A(c)	4,681	46,810
La-Z-Boy, Inc.	976	32,589
LCI Industries	385	58,624
Levi Strauss & Co., Class A	3,579	91,515
LGI Homes, Inc.(b)	253	36,346
Liquidity Services, Inc.(b)	163	3,695
Lovesac Co. (The)(b)(c)	48	3,037
lululemon athletica, inc.(b)(c)	324	147,229
M.D.C. Holdings, Inc.	928	44,396
M/I Homes, Inc.(b)	720	40,241
Malibu Boats, Inc., Class A(b)	196	13,616
MarineMax, Inc.(b)	613	32,655
Mattel, Inc.(b)	2,936	62,273
MercadoLibre, Inc. (Argentina)(b)	74	87,942
Meritage Homes Corp.(b)	898	101,348
Modine Manufacturing Co.(b)	1,603	16,607
Monarch Casino & Resort, Inc.(b)	84	5,659
Monro, Inc.	478	26,778
Motorcar Parts of America, Inc.(b)	471	7,555
Movado Group, Inc.	471	21,134
National Vision Holdings, Inc.(b)	753	36,174
Noodles & Co.(b)	336	3,457
Nordstrom, Inc.(b)(c)	2,436	51,570
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	617	38,186
Overstock.com, Inc.(b)	391	34,901
Oxford Industries, Inc.	236	22,547
Papa John’s International, Inc.	252	30,724
Party City Holdco, Inc.(b)(c)	2,780	15,290
Patrick Industries, Inc.	443	35,338
Peloton Interactive, Inc., Class A(b)	710	31,240
Penn National Gaming, Inc.(b)	1,084	55,533
Perdoceo Education Corp.(b)	1,708	16,824
PetMed Express, Inc.(c)	306	8,372
Planet Fitness, Inc., Class A(b)	341	27,856
	Shares	Value
Consumer Discretionary-(continued)
PlayAGS, Inc.(b)	458	$3,298
Pool Corp.	178	98,633
Porch Group, Inc.(b)(c)	11	231
Purple Innovation, Inc.(b)	280	2,890
Quotient Technology, Inc.(b)	943	6,610
RealReal, Inc. (The)(b)(c)	36	561
Red Robin Gourmet Burgers, Inc.(b)	326	5,314
Red Rock Resorts, Inc., Class A	644	30,616
Regis Corp.(b)	495	1,346
Rent-A-Center, Inc.	964	42,580
Revolve Group, Inc.(b)	251	19,119
RH(b)	77	44,905
Ruth’s Hospitality Group, Inc.(b)	392	6,664
Sally Beauty Holdings, Inc.(b)(c)	2,772	54,303
Scientific Games Corp.(b)	247	15,788
SeaWorld Entertainment, Inc.(b)	191	11,267
Shake Shack, Inc., Class A(b)(c)	142	10,365
Shoe Carnival, Inc.	323	12,629
Shutterstock, Inc.	145	16,531
Skechers U.S.A., Inc., Class A(b)	1,979	88,897
Skyline Champion Corp.(b)	573	44,837
Sleep Number Corp.(b)(c)	448	35,741
Smith & Wesson Brands, Inc.	1,070	24,343
Sonic Automotive, Inc., Class A(c)	1,809	81,242
Sonos, Inc.(b)	879	27,820
Standard Motor Products, Inc.	474	23,719
Steven Madden Ltd.	955	45,315
Stitch Fix, Inc., Class A(b)	498	12,400
Stoneridge, Inc.(b)	367	8,012
Strategic Education, Inc.	621	33,223
Stride, Inc.(b)	836	28,533
Sturm Ruger & Co., Inc.	297	21,292
Tempur Sealy International, Inc.	2,764	118,410
Terminix Global Holdings, Inc.(b)	1,427	53,256
Texas Roadhouse, Inc.	626	51,920
TopBuild Corp.(b)	358	96,585
Travel + Leisure Co.	1,154	56,800
Tupperware Brands Corp.(b)	787	12,309
Under Armour, Inc., Class A(b)	3,578	84,405
Unifi, Inc.(b)	390	7,944
Universal Electronics, Inc.(b)	281	10,172
Urban Outfitters, Inc.(b)	1,271	40,253
Vail Resorts, Inc.	269	89,230
Veoneer, Inc. (Sweden)(b)	877	31,221
Vera Bradley, Inc.(b)	708	6,733
Vista Outdoor, Inc.(b)	955	41,705
Visteon Corp.(b)	338	35,801
Wendy’s Co. (The)	2,489	51,224
Wingstop, Inc.	75	12,045
Winmark Corp.	33	8,319
Winnebago Industries, Inc.	656	47,376
Wolverine World Wide, Inc.	1,623	50,524
WW International, Inc.(b)(c)	307	5,164
Wyndham Hotels & Resorts, Inc.	768	61,041
Wynn Resorts Ltd.(b)	340	27,543
XL Fleet Corp.(b)(c)	9	41
XPEL, Inc.(b)(e)	20	1,438
YETI Holdings, Inc.(b)	272	25,068
Zumiez, Inc.(b)	482	22,056
		6,655,228
Consumer Staples-4.35%
Alico, Inc.	82	2,855

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Andersons, Inc. (The)	2,886	$98,066
B&G Foods, Inc.(c)	1,865	56,192
Beyond Meat, Inc.(b)(c)	47	3,302
Boston Beer Co., Inc. (The), Class A(b)	33	14,889
Calavo Growers, Inc.	228	9,243
Cal-Maine Foods, Inc.	788	28,415
Celsius Holdings, Inc.(b)(c)	14	958
Central Garden & Pet Co., Class A(b)	1,092	47,338
Chefs’ Warehouse, Inc. (The)(b)(c)	502	15,597
Coca-Cola Consolidated, Inc.	137	78,168
Coty, Inc., Class A(b)	4,936	48,027
Darling Ingredients, Inc.(b)	1,491	100,672
Edgewell Personal Care Co.	1,042	44,243
elf Beauty, Inc.(b)	255	7,681
Energizer Holdings, Inc.	1,360	50,578
Farmer Brothers Co.(b)	473	2,975
Flowers Foods, Inc.	3,725	96,180
Fresh Del Monte Produce, Inc.	1,731	42,860
Freshpet, Inc.(b)	47	5,077
Grocery Outlet Holding Corp.(b)(c)	1,228	35,563
Hain Celestial Group, Inc. (The)(b)	1,436	56,621
Hostess Brands, Inc.(b)	2,349	39,910
Ingles Markets, Inc., Class A	1,147	88,067
Inter Parfums, Inc.	137	12,033
J&J Snack Foods Corp.	139	18,985
John B. Sanfilippo & Son, Inc.	226	18,622
Lamb Weston Holdings, Inc.	1,059	54,983
Lancaster Colony Corp.	190	27,778
Medifast, Inc.	75	15,431
MGP Ingredients, Inc.	87	6,784
National Beverage Corp.	183	9,505
Natural Grocers by Vitamin Cottage, Inc.	556	7,150
Nu Skin Enterprises, Inc., Class A	1,207	52,963
Pilgrim’s Pride Corp.(b)	1,369	38,442
PriceSmart, Inc.	562	40,307
Primo Water Corp.	3,031	50,375
Sanderson Farms, Inc.	386	72,483
Seaboard Corp.	7	27,230
Seneca Foods Corp., Class A(b)	539	23,021
Simply Good Foods Co. (The)(b)	672	24,844
Sprouts Farmers Market, Inc.(b)(c)	3,520	93,139
SunOpta, Inc. (Canada)(b)	1,059	6,322
Tattooed Chef, Inc.(b)(c)	28	451
Tootsie Roll Industries, Inc.(c)	479	15,065
TreeHouse Foods, Inc.(b)(c)	1,679	61,619
Turning Point Brands, Inc.(c)	169	6,422
Universal Corp.	833	38,793
USANA Health Sciences, Inc.(b)	206	20,542
Utz Brands, Inc.(c)	123	1,736
Vector Group Ltd.	2,084	32,385
WD-40 Co.(c)	63	14,134
Weis Markets, Inc.	785	49,416
		1,814,437
Energy-5.28%
Arch Resources, Inc.	742	57,498
Archrock, Inc.	4,921	36,366
Berry Corp.	5,107	41,571
Bristow Group, Inc.(b)	204	6,059
Cactus, Inc., Class A	548	20,002
Callon Petroleum Co.(b)	1,641	83,428
Centennial Resource Development, Inc., Class A(b)	8,635	53,796
	Shares	Value
Energy-(continued)
ChampionX Corp.(b)	1,182	$24,125
Civitas Resources, Inc.	569	29,082
Clean Energy Fuels Corp.(b)(c)	1,265	9,070
Comstock Resources, Inc.(b)(c)	4,895	39,601
CONSOL Energy, Inc.(b)	1,836	40,300
Continental Resources, Inc.	1,417	62,830
Core Laboratories N.V.	390	8,927
CVR Energy, Inc.(c)	4,004	62,502
Delek US Holdings, Inc.(b)	4,791	75,123
DHT Holdings, Inc.(c)	7,619	42,285
DMC Global, Inc.(b)	145	5,293
Dorian LPG Ltd.	1,624	19,991
Dril-Quip, Inc.(b)	631	12,058
Expro Group Holdings N.V.(b)	556	7,790
Exterran Corp.(b)(c)	2,768	9,439
Golar LNG Ltd. (Cameroon)(b)	2,584	30,491
Green Plains, Inc.(b)	1,294	50,013
Helix Energy Solutions Group, Inc.(b)	6,814	20,715
International Seaways, Inc.(c)	1,375	20,075
Kosmos Energy Ltd. (Ghana)(b)(c)	12,706	46,504
Laredo Petroleum, Inc.(b)(c)	665	39,168
Liberty Oilfield Services, Inc., Class A(b)	1,024	9,421
Magnolia Oil & Gas Corp., Class A(c)	3,292	62,449
Matador Resources Co.	1,932	75,870
Nabors Industries Ltd.(b)(c)	705	57,429
Navigator Holdings Ltd.(b)(c)	939	8,573
Newpark Resources, Inc.(b)	4,767	13,014
NexTier Oilfield Solutions, Inc.(b)	5,148	18,533
Nordic American Tankers Ltd.(c)	5,640	11,167
Oceaneering International, Inc.(b)	2,291	24,491
Oil States International, Inc.(b)	3,930	19,886
Par Pacific Holdings, Inc.(b)	2,902	39,293
Patterson-UTI Energy, Inc.	9,068	64,020
PDC Energy, Inc.	2,445	123,301
Peabody Energy Corp.(b)(c)	12,671	126,203
ProPetro Holding Corp.(b)	2,693	22,136
Range Resources Corp.(b)	5,143	100,597
Renewable Energy Group, Inc.(b)(c)	1,027	49,070
REX American Resources Corp.(b)	120	10,920
RPC, Inc.(b)(c)	4,087	16,471
Scorpio Tankers, Inc. (Monaco)(c)	2,033	28,279
Select Energy Services, Inc., Class A(b)	3,971	22,754
SFL Corp. Ltd. (Norway)	3,309	27,597
SM Energy Co.	4,789	138,881
Southwestern Energy Co.(b)	13,994	62,693
Talos Energy, Inc.(b)	969	9,661
Teekay Corp. (Bermuda)(b)(c)	12,907	42,851
Texas Pacific Land Corp.	23	27,802
Tidewater, Inc.(b)	1,100	11,473
US Silica Holdings, Inc.(b)	1,770	17,169
W&T Offshore, Inc.(b)(c)	1,609	5,535
		2,201,641
Financials-7.01%
AMERISAFE, Inc.	340	18,051
Ares Management Corp., Class A	312	25,322
Argo Group International Holdings Ltd.	945	51,295
Artisan Partners Asset Management, Inc., Class A	1,116	49,919
AssetMark Financial Holdings, Inc.(b)	181	4,590
B. Riley Financial, Inc.	210	16,260
BGC Partners, Inc., Class A	9,995	44,678
Blucora, Inc.(b)	960	15,542

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Brightsphere Investment Group, Inc.	1,003	$30,120
BRP Group, Inc., Class A(b)	209	7,741
Cannae Holdings, Inc.(b)	296	8,753
Carlyle Group, Inc. (The)	1,072	58,628
Citizens, Inc.(b)(c)	1,407	7,978
Cohen & Steers, Inc.	225	20,198
Compass Diversified Holdings	1,477	42,552
Cowen, Inc., Class A	1,093	38,670
Crawford & Co., Class A	988	7,202
Credit Acceptance Corp.(b)(c)	217	135,603
Diamond Hill Investment Group, Inc.	75	14,407
Donegal Group, Inc., Class A	652	8,867
Donnelley Financial Solutions, Inc.(b)	600	28,032
eHealth, Inc.(b)	179	3,952
Employers Holdings, Inc.	873	33,707
Encore Capital Group, Inc.(b)(c)	973	56,765
Enova International, Inc.(b)	1,706	65,033
Erie Indemnity Co., Class A	284	52,770
Essent Group Ltd.	1,977	82,204
Evercore, Inc., Class A	608	84,330
EZCORP, Inc., Class A(b)	2,650	19,610
FactSet Research Systems, Inc.	256	119,954
Federated Hermes, Inc., Class B(c)	2,072	69,847
FirstCash, Inc.	779	49,731
Focus Financial Partners, Inc., Class A(b)	490	30,155
Goosehead Insurance, Inc., Class A	62	8,142
Green Dot Corp., Class A(b)	863	30,982
Greenhill & Co., Inc.	502	8,564
Hamilton Lane, Inc., Class A	173	18,298
Heritage Insurance Holdings, Inc.	2,171	14,459
Hilltop Holdings, Inc.	1,301	44,273
Houlihan Lokey, Inc.	793	86,072
James River Group Holdings Ltd.	1,628	43,044
Kinsale Capital Group, Inc.	138	28,704
LendingClub Corp.(b)	1,538	50,323
LendingTree, Inc.(b)	80	9,070
MarketAxess Holdings, Inc.	111	39,149
Mercury General Corp.	754	38,469
Moelis & Co., Class A	1,139	69,832
Morningstar, Inc.	132	40,964
NMI Holdings, Inc., Class A(b)	1,363	26,715
Open Lending Corp., Class A(b)	26	604
Oppenheimer Holdings, Inc., Class A	315	15,448
Palomar Holdings, Inc.(b)	106	7,746
PennyMac Mortgage Investment Trust	4,104	71,286
Piper Sandler Cos.	392	64,974
PJT Partners, Inc., Class A	454	34,540
PRA Group, Inc.(b)	863	36,643
ProAssurance Corp.	1,472	33,856
PROG Holdings, Inc.	1,423	64,206
RLI Corp.	428	43,990
Safety Insurance Group, Inc.	365	28,204
SEI Investments Co.	1,615	96,302
Selective Insurance Group, Inc.	1,153	87,098
SiriusPoint Ltd. (Bermuda)(b)	1,480	11,396
State Auto Financial Corp.	571	29,384
Stewart Information Services Corp.	776	55,267
Tradeweb Markets, Inc., Class A	1,172	112,512
Trupanion, Inc.(b)(c)	78	9,619
United Fire Group, Inc.	833	17,426
United Insurance Holdings Corp.	1,448	5,980
Universal Insurance Holdings, Inc.	1,882	28,362
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A	3,050	$85,949
Virtus Investment Partners, Inc.	45	13,382
Walker & Dunlop, Inc.	17	2,392
Waterstone Financial, Inc.	495	10,271
Westwood Holdings Group, Inc.	254	4,117
White Mountains Insurance Group Ltd.	41	41,119
WisdomTree Investments, Inc.	1,417	8,700
World Acceptance Corp.(b)(c)	204	41,906
		2,922,205
Health Care-10.71%
10X Genomics, Inc., Class A(b)(c)	21	3,209
ABIOMED, Inc.(b)	163	51,309
Acadia Healthcare Co., Inc.(b)	1,295	72,740
Acadia Pharmaceuticals, Inc.(b)(c)	229	4,397
Accuray, Inc.(b)(c)	1,046	5,031
AdaptHealth Corp.(b)(c)	429	8,421
Addus HomeCare Corp.(b)	173	15,089
Akebia Therapeutics, Inc.(b)	73	198
Alkermes PLC(b)	1,228	26,918
Allscripts Healthcare Solutions, Inc.(b)	2,933	48,776
Amedisys, Inc.(b)	178	24,858
AMN Healthcare Services, Inc.(b)	523	59,627
Amneal Pharmaceuticals, Inc.(b)	4,073	17,025
Amphastar Pharmaceuticals, Inc.(b)	514	10,054
AnaptysBio, Inc.(b)	113	3,656
AngioDynamics, Inc.(b)	382	9,836
ANI Pharmaceuticals, Inc.(b)	136	5,595
Anika Therapeutics, Inc.(b)	148	5,791
Antares Pharma, Inc.(b)	721	2,329
Apollo Medical Holdings, Inc.(b)	359	33,628
Arcus Biosciences, Inc.(b)(c)	152	6,658
Arrowhead Pharmaceuticals, Inc.(b)	71	4,974
AtriCure, Inc.(b)	88	5,579
Atrion Corp.	13	9,230
Avanos Medical, Inc.(b)	546	16,473
Avid Bioservices, Inc.(b)(c)	108	3,300
AxoGen, Inc.(b)	85	813
BioLife Solutions, Inc.(b)	55	2,099
BioMarin Pharmaceutical, Inc.(b)	1,010	87,153
BioNTech SE, ADR (Germany)(b)	47	16,532
Bio-Techne Corp.	121	57,116
Blueprint Medicines Corp.(b)	209	20,106
Brookdale Senior Living, Inc.(b)	8,567	50,203
Bruker Corp.	606	49,080
Cardiovascular Systems, Inc.(b)	125	2,500
CareDx, Inc.(b)	72	3,106
Castle Biosciences, Inc.(b)	48	1,984
Catalent, Inc.(b)	921	118,496
Change Healthcare, Inc.(b)	2,229	45,204
Charles River Laboratories International, Inc.(b)	247	90,370
Chemed Corp.	148	68,893
Codexis, Inc.(b)	64	2,221
Coherus Biosciences, Inc.(b)	923	17,140
Collegium Pharmaceutical, Inc.(b)	347	6,100
Computer Programs & Systems, Inc.(b)	231	6,808
CONMED Corp.	170	22,348
Corcept Therapeutics, Inc.(b)	788	16,548
CorVel Corp.(b)	75	14,100
Covetrus, Inc.(b)	1,731	31,123
Cross Country Healthcare, Inc.(b)	609	15,931
CryoLife, Inc.(b)(c)	212	3,644
CryoPort, Inc.(b)(c)	40	2,658

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
CytomX Therapeutics, Inc.(b)	27	$178
Denali Therapeutics, Inc.(b)	152	7,032
DexCom, Inc.(b)	159	89,452
Dicerna Pharmaceuticals, Inc.(b)	311	11,821
Eagle Pharmaceuticals, Inc.(b)	188	8,964
Emergent BioSolutions, Inc.(b)	748	33,002
Enanta Pharmaceuticals, Inc.(b)	136	12,006
Endo International PLC(b)	6,370	35,672
Ensign Group, Inc. (The)	563	42,974
Envista Holdings Corp.(b)	1,860	72,168
Evolent Health, Inc., Class A(b)(c)	887	23,062
Exact Sciences Corp.(b)	392	33,465
Exelixis, Inc.(b)	2,067	34,705
FibroGen, Inc.(b)(c)	422	5,279
Fluidigm Corp.(b)(c)	372	1,715
Fulgent Genetics, Inc.(b)(c)	93	8,697
Glaukos Corp.(b)	117	5,035
Global Cord Blood Corp. (Hong Kong)(b)	643	2,566
Globus Medical, Inc., Class A(b)	614	38,449
Guardant Health, Inc.(b)	93	9,776
Haemonetics Corp.(b)	553	28,341
Halozyme Therapeutics, Inc.(b)	363	11,935
Hanger, Inc.(b)	617	10,409
Health Catalyst, Inc.(b)(c)	56	2,430
HealthEquity, Inc.(b)	341	18,646
HealthStream, Inc.(b)	311	7,221
Heska Corp.(b)	21	3,380
Hill-Rom Holdings, Inc.	823	127,976
Horizon Therapeutics PLC(b)	872	90,479
ICU Medical, Inc.(b)	196	44,337
IDEXX Laboratories, Inc.(b)	172	104,588
Incyte Corp.(b)	685	46,388
Inmode Ltd.(b)	135	10,260
Innoviva, Inc.(b)	1,199	20,047
Inogen, Inc.(b)	129	3,941
Inspire Medical Systems, Inc.(b)	4	893
Insulet Corp.(b)	79	22,787
Integer Holdings Corp.(b)	371	29,584
Integra LifeSciences Holdings Corp.(b)	662	42,335
Intersect ENT, Inc.(b)	13	348
Invacare Corp.(b)(c)	1,499	4,107
Ionis Pharmaceuticals, Inc.(b)(c)	1,153	30,554
iRhythm Technologies, Inc.(b)	60	6,336
Ironwood Pharmaceuticals, Inc.(b)	832	9,227
Joint Corp. (The)(b)	18	1,439
Jounce Therapeutics, Inc.(b)	45	345
Lannett Co., Inc.(b)(c)	2,006	3,129
Lantheus Holdings, Inc.(b)	431	11,542
LeMaitre Vascular, Inc.	93	4,351
LHC Group, Inc.(b)	300	34,416
Ligand Pharmaceuticals, Inc.(b)(c)	263	42,585
LivaNova PLC(b)	262	21,002
Magellan Health, Inc.(b)	698	66,163
Masimo Corp.(b)	208	57,849
MEDNAX, Inc.(b)	1,440	35,366
Medpace Holdings, Inc.(b)	177	36,712
Meridian Bioscience, Inc.(b)(c)	403	8,024
Merit Medical Systems, Inc.(b)	442	27,784
Mesa Laboratories, Inc.	24	7,411
MiMedx Group, Inc.(b)	76	533
Moderna, Inc.(b)	577	203,352
ModivCare, Inc.(b)	254	34,806
	Shares	Value
Health Care-(continued)
Myriad Genetics, Inc.(b)	780	$20,171
Natera, Inc.(b)	3	274
National HealthCare Corp.	369	23,797
National Research Corp.	88	3,524
Natus Medical, Inc.(b)	458	10,351
Neogen Corp.(b)	386	15,490
NeoGenomics, Inc.(b)	326	11,169
Neurocrine Biosciences, Inc.(b)	345	28,721
Nevro Corp.(b)(c)	45	3,919
NextGen Healthcare, Inc.(b)	678	10,509
NGM Biopharmaceuticals, Inc.(b)	14	252
Novavax, Inc.(b)(c)	101	21,072
Novocure Ltd.(b)(c)	52	4,869
NuVasive, Inc.(b)	539	25,904
Omnicell, Inc.(b)	251	44,427
OPKO Health, Inc.(b)	4,991	19,615
OptimizeRx Corp.(b)	12	780
Option Care Health, Inc.(b)	1,175	29,739
OraSure Technologies, Inc.(b)(c)	657	6,130
Organogenesis Holdings, Inc.(b)(c)	35	352
Orthofix Medical, Inc.(b)	273	8,357
OrthoPediatrics Corp.(b)(c)	23	1,281
Owens & Minor, Inc.	2,957	118,280
Pacific Biosciences of California, Inc.(b)	78	1,810
Pacira BioSciences, Inc.(b)	189	9,945
Patterson Cos., Inc.	1,516	47,709
Pennant Group, Inc. (The)(b)	159	3,232
Penumbra, Inc.(b)	47	11,546
Personalis, Inc.(b)	21	285
PetIQ, Inc.(b)(c)	265	5,292
Phibro Animal Health Corp., Class A	516	10,108
Phreesia, Inc.(b)	79	4,557
Premier, Inc., Class A	1,409	52,232
Prestige Consumer Healthcare, Inc.(b)	787	44,033
Progyny, Inc.(b)	54	2,742
PTC Therapeutics, Inc.(b)(c)	32	1,189
Quanterix Corp.(b)	20	799
Quidel Corp.(b)	391	57,696
R1 RCM, Inc.(b)	402	9,576
RadNet, Inc.(b)	778	20,975
REGENXBIO, Inc.(b)	48	1,536
Repligen Corp.(b)	117	33,520
Sangamo Therapeutics, Inc.(b)(c)	877	7,270
Sarepta Therapeutics, Inc.(b)	227	18,344
Seagen, Inc.(b)	408	65,280
Select Medical Holdings Corp.	2,379	63,876
Shockwave Medical, Inc.(b)	1	180
SI-BONE, Inc.(b)	10	193
Simulations Plus, Inc.(c)	33	1,550
SmileDirectClub, Inc.(b)(c)	3,791	11,638
STAAR Surgical Co.(b)	34	3,236
Supernus Pharmaceuticals, Inc.(b)	644	19,301
Surgalign Holdings, Inc.(b)	1,824	1,496
Surgery Partners, Inc.(b)	324	14,373
SurModics, Inc.(b)	64	2,812
Syneos Health, Inc.(b)(c)	1,052	102,212
Tabula Rasa HealthCare, Inc.(b)(c)	123	1,399
Tactile Systems Technology, Inc.(b)	57	1,111
Tandem Diabetes Care, Inc.(b)	104	13,366
Taro Pharmaceutical Industries Ltd.(b)	129	6,868
Teladoc Health, Inc.(b)(c)	349	35,336
Teleflex, Inc.	221	65,730

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Tivity Health, Inc.(b)	565	$13,458
Travere Therapeutics, Inc.(b)	150	4,282
Ultragenyx Pharmaceutical, Inc.(b)	13	978
United Therapeutics Corp.(b)	468	88,686
US Physical Therapy, Inc.	104	8,942
Vanda Pharmaceuticals, Inc.(b)	524	8,489
Varex Imaging Corp.(b)	548	15,645
Veeva Systems, Inc., Class A(b)	256	72,340
Veracyte, Inc.(b)(c)	126	5,226
Vericel Corp.(b)	59	2,195
Vocera Communications, Inc.(b)(c)	168	9,801
West Pharmaceutical Services, Inc.	245	108,452
Xencor, Inc.(b)	203	7,353
Zynex, Inc.(b)(c)	45	576
		4,466,112
Industrials-22.80%
AAON, Inc.	236	18,408
AAR Corp.(b)	768	25,083
ABM Industries, Inc.	2,008	90,360
ACCO Brands Corp.	4,089	33,775
Advanced Drainage Systems, Inc.	373	46,144
Aerojet Rocketdyne Holdings, Inc.	1,177	49,481
AeroVironment, Inc.(b)	108	8,722
Air Transport Services Group, Inc.(b)	1,906	47,059
Alamo Group, Inc.	169	24,035
Alaska Air Group, Inc.(b)	502	24,382
Albany International Corp., Class A	343	27,759
Allegiant Travel Co.(b)	52	9,007
Allegion PLC	708	87,537
Allison Transmission Holdings, Inc.	2,336	80,802
Altra Industrial Motion Corp.	917	48,335
AMERCO	139	97,934
Ameresco, Inc., Class A(b)	125	11,291
American Airlines Group, Inc.(b)(c)	1,159	20,503
American Woodmark Corp.(b)	343	21,143
API Group Corp.(b)	2,966	69,137
Apogee Enterprises, Inc.	768	31,718
Applied Industrial Technologies, Inc.	649	61,681
ArcBest Corp.	609	62,776
Arcosa, Inc.	971	49,686
Argan, Inc.	353	13,873
Armstrong World Industries, Inc.	382	40,481
ASGN, Inc.(b)	778	94,667
Astec Industries, Inc.	371	23,254
Astronics Corp.(b)	899	9,404
Atkore, Inc.(b)	505	53,782
Atlas Air Worldwide Holdings, Inc.(b)	1,274	111,615
Axon Enterprise, Inc.(b)	149	25,150
AZZ, Inc.	513	26,620
Barnes Group, Inc.	824	35,803
Barrett Business Services, Inc.	134	9,459
Beacon Roofing Supply, Inc.(b)	1,552	77,460
Bloom Energy Corp., Class A(b)(c)	125	3,435
Boise Cascade Co.	1,237	80,195
Brady Corp., Class A	714	35,879
BrightView Holdings, Inc.(b)	1,347	18,319
Brink’s Co. (The)	743	45,442
BWX Technologies, Inc.	807	38,494
Casella Waste Systems, Inc., Class A(b)	232	19,669
CBIZ, Inc.(b)	836	30,121
Chart Industries, Inc.(b)(c)	262	45,732
Cimpress PLC (Ireland)(b)	705	54,870
	Shares	Value
Industrials-(continued)
CIRCOR International, Inc.(b)	275	$7,411
Clarivate PLC(b)(c)	1,204	28,101
Clean Harbors, Inc.(b)	753	76,384
Colfax Corp.(b)	1,718	79,784
Columbus McKinnon Corp.	349	15,503
Comfort Systems USA, Inc.	641	60,812
Construction Partners, Inc.(b)	499	17,235
Copart, Inc.(b)	754	109,451
CoreCivic, Inc.(b)	7,639	82,272
Cornerstone Building Brands, Inc.(b)	1,623	25,514
Costamare, Inc. (Monaco)	1,790	21,480
CoStar Group, Inc.(b)	1,186	92,223
CRA International, Inc.	137	12,614
Crane Co.	853	82,349
CSW Industrials, Inc.	118	14,184
Curtiss-Wright Corp.	636	80,022
Deluxe Corp.	1,012	34,246
Donaldson Co., Inc.	1,316	74,262
Douglas Dynamics, Inc.	328	13,038
Ducommun, Inc.(b)	237	10,075
DXP Enterprises, Inc.(b)	576	15,915
Dycom Industries, Inc.(b)	734	68,614
Encore Wire Corp.	340	47,756
Energy Recovery, Inc.(b)	132	2,805
Enerpac Tool Group Corp.	532	11,231
EnerSys	731	54,160
Ennis, Inc.	585	11,127
EnPro Industries, Inc.	349	35,598
ESCO Technologies, Inc.	256	20,925
Evoqua Water Technologies Corp.(b)	861	38,728
Exponent, Inc.	266	30,989
Federal Signal Corp.	708	30,040
Flowserve Corp.	2,103	63,048
Forrester Research, Inc.(b)	119	6,716
Forward Air Corp.	337	33,279
Franklin Electric Co., Inc.	385	33,899
FTI Consulting, Inc.(b)	583	85,170
FuelCell Energy, Inc.(b)(c)	2	17
Gates Industrial Corp. PLC(b)	1,045	16,751
GATX Corp.(c)	730	71,905
Genco Shipping & Trading Ltd.	1,047	16,134
Generac Holdings, Inc.(b)	201	84,669
Gibraltar Industries, Inc.(b)	310	21,049
Global Industrial Co.	206	8,252
GMS, Inc.(b)	1,112	62,127
Gorman-Rupp Co. (The)	226	9,770
Graco, Inc.	973	70,922
GrafTech International Ltd.	2,934	34,181
Granite Construction, Inc.	1,633	63,491
Great Lakes Dredge & Dock Corp.(b)	1,087	16,066
Greenbrier Cos., Inc. (The)	1,217	48,668
Griffon Corp.	1,350	35,519
H&E Equipment Services, Inc.	840	35,364
Harsco Corp.(b)	1,200	17,496
Healthcare Services Group, Inc.	1,199	20,983
Heartland Express, Inc.	1,017	17,025
HEICO Corp.	406	56,239
Heidrick & Struggles International, Inc.	328	14,160
Helios Technologies, Inc.	264	26,487
Herc Holdings, Inc.	548	93,407
Heritage-Crystal Clean, Inc.(b)	216	6,931
Hexcel Corp.(b)(c)	1,261	64,790

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Hillenbrand, Inc.	1,335	$59,541
HNI Corp.	1,014	40,063
Hub Group, Inc., Class A(b)	842	65,398
Huron Consulting Group, Inc.(b)	472	21,566
Hyster-Yale Materials Handling, Inc.	317	12,445
IAA, Inc.(b)	1,028	49,652
ICF International, Inc.	364	35,213
IDEX Corp.	457	102,638
IES Holdings, Inc.(b)	351	16,844
Insperity, Inc.	801	92,708
Insteel Industries, Inc.	312	13,154
Interface, Inc.	1,496	21,333
ITT, Inc.	963	91,081
JELD-WEN Holding, Inc.(b)	1,904	46,134
JetBlue Airways Corp.(b)	1,761	23,633
John Bean Technologies Corp.	285	44,964
Kadant, Inc.	105	24,618
Kaman Corp.	400	14,800
KAR Auction Services, Inc.(b)(c)	4,385	65,731
KBR, Inc.	2,395	105,380
Kelly Services, Inc., Class A	2,634	44,409
Kennametal, Inc.	1,324	46,830
Kforce, Inc.	451	34,560
Kimball International, Inc., Class B	927	9,492
Kirby Corp.(b)	1,362	71,124
Korn Ferry	871	63,357
Kratos Defense & Security Solutions, Inc.(b)	734	14,467
Landstar System, Inc.	496	83,601
Lawson Products, Inc.(b)	103	4,957
LB Foster Co., Class A(b)	433	6,560
Lennox International, Inc.	261	80,654
Lincoln Electric Holdings, Inc.	661	89,209
Lindsay Corp.	75	10,914
Luxfer Holdings PLC (United Kingdom)	298	5,656
Lyft, Inc., Class A(b)	201	8,163
Manitowoc Co., Inc. (The)(b)	1,085	20,680
ManTech International Corp., Class A	694	47,157
Marten Transport Ltd.	1,360	21,869
Masonite International Corp.(b)(c)	402	43,014
Matrix Service Co.(b)	1,310	11,384
Matson, Inc.	881	71,828
Matthews International Corp., Class A	871	30,198
Maxar Technologies, Inc.	1,246	34,302
McGrath RentCorp	335	25,896
Mercury Systems, Inc.(b)	488	23,888
Meritor, Inc.(b)	2,740	69,295
Middleby Corp. (The)(b)	487	85,069
MillerKnoll, Inc.	1,136	43,100
Moog, Inc., Class A	940	65,020
MRC Global, Inc.(b)	4,435	30,513
MSA Safety, Inc.	239	34,253
Mueller Industries, Inc.	999	55,275
Mueller Water Products, Inc., Class A	1,995	27,212
MYR Group, Inc.(b)	389	43,066
National Presto Industries, Inc.	93	7,606
NN, Inc.(b)	1,352	6,016
Nordson Corp.	370	94,050
NOW, Inc.(b)	3,749	31,342
NV5 Global, Inc.(b)	124	16,306
nVent Electric PLC	2,856	99,474
Omega Flex, Inc.	22	2,596
PAE, Inc.(b)	4,960	49,203
	Shares	Value
Industrials-(continued)
Park Aerospace Corp.	360	$4,644
Park-Ohio Holdings Corp.	383	8,085
Parsons Corp.(b)	1,820	60,406
PGT Innovations, Inc.(b)	706	14,501
Pitney Bowes, Inc.	6,628	45,269
Powell Industries, Inc.	284	6,935
Primoris Services Corp.	1,762	39,504
Proto Labs, Inc.(b)(c)	227	11,377
Quanex Building Products Corp.	743	15,878
Raven Industries, Inc.(b)	273	15,834
RBC Bearings, Inc.(b)	157	31,037
Regal Rexnord Corp.	693	109,563
Resideo Technologies, Inc.(b)	2,608	68,043
Resources Connection, Inc.	1,004	17,249
REV Group, Inc.	754	11,838
Rollins, Inc.	1,927	64,131
Saia, Inc.(b)	196	64,911
Shyft Group, Inc. (The)	277	13,465
Simpson Manufacturing Co., Inc.	431	49,720
SiteOne Landscape Supply, Inc.(b)	241	57,927
SkyWest, Inc.(b)	479	18,762
SP Plus Corp.(b)	635	17,215
Spirit AeroSystems Holdings, Inc., Class A	1,050	39,753
Spirit Airlines, Inc.(b)	394	8,239
SPX Corp.(b)	445	25,877
SPX FLOW, Inc.	475	39,667
Standex International Corp.	176	18,130
Steelcase, Inc., Class A	4,367	48,867
Stericycle, Inc.(b)	1,010	57,065
Sunrun, Inc.(b)	298	13,720
Team, Inc.(b)	1,644	2,219
Tennant Co.	259	20,373
Terex Corp.	1,241	52,594
Tetra Tech, Inc.	603	111,362
Textainer Group Holdings Ltd. (China)(b)	1,618	52,860
Thermon Group Holdings, Inc.(b)	545	9,407
Timken Co. (The)	1,180	77,679
Titan Machinery, Inc.(b)	749	24,897
Toro Co. (The)	787	79,141
TPI Composites, Inc.(b)(c)	381	6,793
Trex Co., Inc.(b)	250	33,193
TriNet Group, Inc.(b)	730	73,219
Triumph Group, Inc.(b)	368	6,168
TrueBlue, Inc.(b)	1,380	35,908
Tutor Perini Corp.(b)	3,912	50,308
UFP Industries, Inc.	1,052	87,611
UniFirst Corp.	274	52,512
United Airlines Holdings, Inc.(b)(c)	1,801	76,110
Universal Logistics Holdings, Inc.	270	5,019
Upwork, Inc.(b)	173	6,446
US Ecology, Inc.(b)	592	20,169
Valmont Industries, Inc.	277	66,211
Veritiv Corp.(b)	1,558	196,370
Vertiv Holdings Co.	1,170	29,999
Viad Corp.(b)	229	9,689
Vicor Corp.(b)	59	8,464
Wabash National Corp.	1,947	32,515
Watts Water Technologies, Inc., Class A	338	63,784
Welbilt, Inc.(b)	804	18,942
Werner Enterprises, Inc.	1,349	60,853
WillScot Mobile Mini Holdings Corp.(b)	1,134	43,194

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Woodward, Inc.	625	$66,125
Zurn Water Solutions Corp.	1,065	37,328
		9,505,380
Information Technology-15.38%
3D Systems Corp.(b)(c)	440	10,023
8x8, Inc.(b)	169	3,642
A10 Networks, Inc.	651	10,038
ACI Worldwide, Inc.(b)	1,115	32,491
ACM Research, Inc., Class A(b)	29	2,535
ADTRAN, Inc.	537	10,944
Advanced Energy Industries, Inc.	298	26,132
Agilysys, Inc.(b)	64	2,787
Alarm.com Holdings, Inc.(b)	176	14,043
Alpha & Omega Semiconductor Ltd.(b)	328	16,111
Altair Engineering, Inc., Class A(b)	162	12,061
Alteryx, Inc., Class A(b)(c)	191	12,696
Ambarella, Inc.(b)	98	17,593
Amkor Technology, Inc.	4,697	101,267
Anaplan, Inc.(b)	107	4,581
AppFolio, Inc., Class A(b)(c)	60	7,229
Appian Corp.(b)(c)	59	4,387
Applied Optoelectronics, Inc.(b)(c)	451	2,665
Arlo Technologies, Inc.(b)	748	5,797
Aspen Technology, Inc.(b)	262	37,998
AudioCodes Ltd. (Israel)	151	5,234
Avalara, Inc.(b)	106	14,806
Avaya Holdings Corp.(b)	2,522	49,103
Avid Technology, Inc.(b)	92	2,950
Axcelis Technologies, Inc.(b)	354	21,884
Azenta, Inc.	306	34,609
Badger Meter, Inc.	167	17,094
Belden, Inc.	899	55,441
Benchmark Electronics, Inc.	1,397	32,941
Benefitfocus, Inc.(b)	237	2,384
Black Knight, Inc.(b)	890	63,608
Blackbaud, Inc.(b)	358	27,015
Blackline, Inc.(b)(c)	97	10,675
Bottomline Technologies (DE), Inc.(b)	395	17,712
Box, Inc., Class A(b)	855	20,016
Brightcove, Inc.(b)	237	2,282
CalAmp Corp.(b)	435	3,993
Calix, Inc.(b)	170	11,383
Cambium Networks Corp.(b)	29	789
Cantaloupe, Inc.(b)	145	1,308
Casa Systems, Inc.(b)	509	2,540
CDK Global, Inc.	710	27,434
Cerence, Inc.(b)(c)	346	26,012
Ceridian HCM Holding, Inc.(b)	352	38,509
CEVA, Inc.(b)	133	5,865
ChannelAdvisor Corp.(b)	180	4,502
Ciena Corp.(b)	1,920	115,642
Cirrus Logic, Inc.(b)	753	60,376
Cloudflare, Inc., Class A(b)	163	30,683
CMC Materials, Inc.	310	41,168
Cognex Corp.	812	62,727
Coherent, Inc.(b)	132	34,179
Cohu, Inc.(b)	391	12,891
CommVault Systems, Inc.(b)	317	19,933
Comtech Telecommunications Corp.	643	16,326
Conduent, Inc.(b)	8,795	44,327
Consensus Cloud Solutions, Inc.(b)	211	13,217
Coupa Software, Inc.(b)	59	11,603
	Shares	Value
Information Technology-(continued)
Crowdstrike Holdings, Inc., Class A(b)	162	$35,177
CSG Systems International, Inc.	632	33,313
CTS Corp.	382	13,309
Daktronics, Inc.(b)	1,337	6,525
Datadog, Inc., Class A(b)	205	36,549
Diebold Nixdorf, Inc.(b)	1,972	15,993
Digi International, Inc.(b)	492	10,593
Digimarc Corp.(b)(c)	5	215
Digital Turbine, Inc.(b)(c)	82	4,351
Diodes, Inc.(b)	664	70,616
DocuSign, Inc.(b)	326	80,313
Dolby Laboratories, Inc., Class A	1,003	83,660
Dropbox, Inc., Class A(b)	3,524	86,726
DSP Group, Inc.(b)	247	5,432
Dynatrace, Inc.(b)	264	16,592
Ebix, Inc.	491	15,005
Elastic N.V.(b)	64	9,949
Enphase Energy, Inc.(b)	190	47,500
Entegris, Inc.	601	87,794
Envestnet, Inc.(b)	437	33,505
EPAM Systems, Inc.(b)	147	89,457
ePlus, Inc.(b)	231	24,368
Euronet Worldwide, Inc.(b)	575	58,288
Everbridge, Inc.(b)(c)	55	6,238
EVERTEC, Inc.	414	17,384
Evo Payments, Inc., Class A(b)	129	2,746
ExlService Holdings, Inc.(b)	347	45,065
Extreme Networks, Inc.(b)	1,213	16,375
F5, Inc.(b)	555	126,307
Fabrinet (Thailand)(b)	466	51,521
Fair Isaac Corp.(b)	148	52,263
FARO Technologies, Inc.(b)	118	8,196
Fastly, Inc., Class A(b)(c)	160	6,522
First Solar, Inc.(b)	1,270	131,572
Five9, Inc.(b)	55	7,828
FormFactor, Inc.(b)	710	29,763
Genpact Ltd.	2,181	105,277
Grid Dynamics Holdings, Inc.(b)	416	16,320
Guidewire Software, Inc.(b)(c)	390	45,373
Hackett Group, Inc. (The)	393	8,041
Harmonic, Inc.(b)	1,199	12,889
HubSpot, Inc.(b)	42	33,890
Ichor Holdings Ltd.(b)	249	11,925
II-VI Incorporated(b)(c)	1,180	73,785
Impinj, Inc.(b)	48	3,599
Infinera Corp.(b)(c)	1,117	9,081
Inseego Corp.(b)(c)	340	2,196
InterDigital, Inc.	409	27,775
IPG Photonics Corp.(b)	262	43,018
Itron, Inc.(b)	406	25,135
Jack Henry & Associates, Inc.	604	91,585
Knowles Corp.(b)(c)	1,595	34,643
Kulicke & Soffa Industries, Inc. (Singapore)(c)	592	34,135
Lattice Semiconductor Corp.(b)	340	25,816
Limelight Networks, Inc.(b)	1,730	4,758
Littelfuse, Inc.	220	65,666
LivePerson, Inc.(b)(c)	101	3,905
LiveRamp Holdings, Inc.(b)	680	31,912
Lumentum Holdings, Inc.(b)(c)	1,042	90,414
MACOM Technology Solutions Holdings, Inc.(b)	214	15,389
MagnaChip Semiconductor Corp. (South Korea)(b)	342	6,183

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Mandiant, Inc.(b)	984	$16,698
Manhattan Associates, Inc.(b)	178	27,796
Marathon Digital Holdings, Inc.(b)(c)	29	1,481
Maximus, Inc.	950	71,677
MaxLinear, Inc.(b)	339	22,825
Methode Electronics, Inc.	575	25,570
MicroStrategy, Inc., Class A(b)(c)	57	41,122
Mimecast Ltd.(b)	259	20,979
MiX Telematics Ltd., ADR (South Africa)	143	1,619
MKS Instruments, Inc.	433	65,885
Model N, Inc.(b)(c)	87	2,445
Momentive Global, Inc.(b)	465	9,500
MongoDB, Inc.(b)	12	5,977
Monolithic Power Systems, Inc.	121	66,969
N-able, Inc.(b)(c)	408	4,814
National Instruments Corp.	1,546	64,190
Net 1 UEPS Technologies, Inc. (South Africa)(b)	313	1,443
NETGEAR, Inc.(b)	789	21,098
NetScout Systems, Inc.(b)	2,058	61,534
New Relic, Inc.(b)	217	24,050
nLight, Inc.(b)	193	4,804
Novanta, Inc.(b)	135	21,796
Nuance Communications, Inc.(b)	1,232	68,364
Nutanix, Inc., Class A(b)	489	16,245
Okta, Inc.(b)	81	17,434
OneSpan, Inc.(b)	254	4,341
Onto Innovation, Inc.(b)	435	40,960
Opera Ltd., ADR (Norway)(b)	1,877	14,490
OSI Systems, Inc.(b)	314	28,552
PagerDuty, Inc.(b)(c)	168	5,956
PAR Technology Corp.(b)(c)	28	1,466
Paya Holdings, Inc., Class A(b)	100	644
Paycom Software, Inc.(b)	90	39,373
Paylocity Holding Corp.(b)	86	21,701
PC Connection, Inc.	713	31,258
PDF Solutions, Inc.(b)	236	7,063
Pegasystems, Inc.	99	11,367
Perficient, Inc.(b)	254	34,806
Photronics, Inc.(b)	1,904	25,152
Ping Identity Holding Corp.(b)	238	5,667
Plantronics, Inc.(b)	716	18,272
Plexus Corp.(b)	618	51,999
Power Integrations, Inc.	346	34,610
Progress Software Corp.	527	25,533
PROS Holdings, Inc.(b)(c)	101	3,668
PTC, Inc.(b)	349	38,243
Pure Storage, Inc., Class A(b)	2,469	76,465
Q2 Holdings, Inc.(b)	97	7,789
Qualys, Inc.(b)	278	36,221
Rambus, Inc.(b)	1,395	37,525
Rapid7, Inc.(b)	71	8,808
Repay Holdings Corp.(b)(c)	1,100	17,996
Ribbon Communications, Inc.(b)	2,060	11,227
RingCentral, Inc., Class A(b)	77	16,630
Rogers Corp.(b)	163	44,437
Sabre Corp.(b)(c)	1,392	10,482
SailPoint Technologies Holding, Inc.(b)	246	12,937
ScanSource, Inc.(b)	1,619	50,594
Semtech Corp.(b)	513	43,949
Silicon Laboratories, Inc.(b)	273	53,582
SiTime Corp.(b)	20	5,970
SMART Global Holdings, Inc.(b)	321	18,303
	Shares	Value
Information Technology-(continued)
Smartsheet, Inc., Class A(b)	152	$9,728
SolarEdge Technologies, Inc.(b)	153	50,147
SolarWinds Corp.(c)	438	6,307
Splunk, Inc.(b)	381	46,101
Sprout Social, Inc., Class A(b)	52	5,807
SPS Commerce, Inc.(b)	149	21,008
StoneCo Ltd., Class A (Brazil)(b)	318	4,961
Stratasys Ltd.(b)(c)	849	22,915
SunPower Corp.(b)(c)	35	1,003
Super Micro Computer, Inc.(b)	1,283	53,116
Switch, Inc., Class A	1,074	29,374
Synaptics, Inc.(b)	314	88,623
Teledyne Technologies, Inc.(b)	232	96,347
Tenable Holdings, Inc.(b)	152	7,509
Teradata Corp.(b)	1,171	50,845
Trade Desk, Inc. (The), Class A(b)	654	67,637
TTEC Holdings, Inc.	167	14,093
TTM Technologies, Inc.(b)(c)	3,569	49,181
Tucows, Inc., Class A(b)	60	4,880
Tufin Software Technologies Ltd. (Israel)(b)	69	570
Twilio, Inc., Class A(b)	271	77,547
Tyler Technologies, Inc.(b)	130	67,467
Ultra Clean Holdings, Inc.(b)	441	24,171
Universal Display Corp.	126	18,024
Upland Software, Inc.(b)	150	2,937
Varonis Systems, Inc.(b)	64	3,316
Veeco Instruments, Inc.(b)	484	12,865
Velodyne Lidar, Inc.(b)(c)	20	110
Verint Systems, Inc.(b)	1,196	56,918
Verra Mobility Corp.(b)	756	10,879
ViaSat, Inc.(b)	1,636	72,458
Viavi Solutions, Inc.(b)	2,081	30,820
Vishay Intertechnology, Inc.	2,714	55,284
Vonage Holdings Corp.(b)	1,729	35,652
WEX, Inc.(b)	460	58,153
Wolfspeed, Inc.(b)(c)	350	42,917
Workiva, Inc.(b)	59	8,229
Xperi Holding Corp.	1,997	35,786
Yext, Inc.(b)	372	3,594
Zendesk, Inc.(b)	124	12,662
Zoom Video Communications, Inc., Class A(b)	270	57,081
Zscaler, Inc.(b)	51	17,695
Zuora, Inc., Class A(b)(c)	356	7,052
		6,414,021
Materials-6.46%
AdvanSix, Inc.	735	33,288
Allegheny Technologies, Inc.(b)	2,846	40,527
American Vanguard Corp.	555	7,942
AptarGroup, Inc.	604	72,232
Arconic Corp.(b)	1,578	42,164
Ashland Global Holdings, Inc.	1,016	102,687
Avient Corp.	1,331	73,218
Axalta Coating Systems Ltd.(b)	2,680	81,258
Balchem Corp.	211	33,338
Cabot Corp.	1,146	60,142
Carpenter Technology Corp.	1,263	34,707
Century Aluminum Co.(b)	1,114	14,738
Chase Corp.	77	7,591
Clearwater Paper Corp.(b)	1,163	46,811
Cleveland-Cliffs, Inc.(b)(c)	3,141	63,919
Coeur Mining, Inc.(b)	2,220	12,432
Compass Minerals International, Inc.	575	27,974

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Eagle Materials, Inc.	468	$72,175
Element Solutions, Inc.	2,592	59,279
Ferro Corp.(b)	609	12,862
Ferroglobe PLC(b)	2,322	13,955
Forterra, Inc.(b)	525	12,490
GCP Applied Technologies, Inc.(b)	624	14,564
Glatfelter Corp.	1,416	23,322
Gold Resource Corp.	1,639	3,147
Greif, Inc., Class A	1,390	84,345
H.B. Fuller Co.	939	68,697
Hawkins, Inc.	357	11,845
Haynes International, Inc.	315	12,622
Hecla Mining Co.	4,304	23,844
Ingevity Corp.(b)	483	34,733
Innospec, Inc.	337	27,364
Intrepid Potash, Inc.(b)	221	9,083
Kaiser Aluminum Corp.	308	27,483
Koppers Holdings, Inc.(b)	668	20,174
Kraton Corp.(b)	1,072	49,376
Livent Corp.(b)(c)	604	18,295
Louisiana-Pacific Corp.	1,472	96,195
Materion Corp.	333	28,192
Mercer International, Inc. (Germany)	1,164	12,455
Mesabi Trust(c)	136	3,218
Minerals Technologies, Inc.	608	39,927
Myers Industries, Inc.	521	10,149
Neenah, Inc.	395	18,364
NewMarket Corp.	134	44,394
O-I Glass, Inc.(b)	5,428	60,088
Orion Engineered Carbons S.A. (Germany)(b)	1,228	21,551
Quaker Chemical Corp.	123	28,026
Ranpak Holdings Corp.(b)	585	23,184
Rayonier Advanced Materials, Inc.(b)	3,773	20,676
Resolute Forest Products, Inc.	2,186	24,724
Royal Gold, Inc.	515	51,515
Schnitzer Steel Industries, Inc., Class A	600	28,860
Schweitzer-Mauduit International, Inc., Class A	697	20,004
Scotts Miracle-Gro Co. (The)	380	55,058
Sealed Air Corp.	1,681	104,424
Sensient Technologies Corp.	471	45,824
Silgan Holdings, Inc.	1,706	70,748
Stepan Co.	311	35,053
Summit Materials, Inc., Class A(b)	1,849	68,968
SunCoke Energy, Inc.	4,605	28,044
TimkenSteel Corp.(b)	1,394	19,962
Tredegar Corp.	1,433	15,763
TriMas Corp.	767	25,403
Trinseo PLC	922	43,546
Tronox Holdings PLC, Class A	2,250	49,478
Valvoline, Inc.	1,785	60,815
Venator Materials PLC(b)	3,144	8,143
Verso Corp., Class A	1,804	38,137
Warrior Met Coal, Inc.	2,041	43,861
Westlake Chemical Corp.	621	57,703
Worthington Industries, Inc.	724	34,738
		2,691,813
Real Estate-5.25%
Alexander & Baldwin, Inc.	846	18,637
Alexander’s, Inc.	41	10,479
American Homes 4 Rent, Class A	1,805	72,362
Americold Realty Trust	1,810	59,078
Armada Hoffler Properties, Inc.	1,485	20,716
	Shares	Value
Real Estate-(continued)
Camden Property Trust	642	$106,065
CatchMark Timber Trust, Inc., Class A	650	4,999
Centerspace	251	25,650
Community Healthcare Trust, Inc.	170	7,315
CorePoint Lodging, Inc.(b)	1,116	17,220
CoreSite Realty Corp.	384	65,683
Corporate Office Properties Trust	1,547	39,696
CubeSmart	1,030	55,538
Cushman & Wakefield PLC(b)(c)	4,657	82,336
CyrusOne, Inc.	1,086	96,676
Diversified Healthcare Trust	14,830	41,376
EastGroup Properties, Inc.	235	47,869
Empire State Realty Trust, Inc., Class A(c)	3,868	35,160
Equity LifeStyle Properties, Inc.	954	77,560
eXp World Holdings, Inc.(c)	385	14,133
Forestar Group, Inc.(b)	117	2,319
Franklin Street Properties Corp.	2,968	17,096
Gaming and Leisure Properties, Inc.	2,207	99,580
GEO Group, Inc. (The)(c)	13,009	109,276
Gladstone Commercial Corp.	474	10,532
Healthcare Realty Trust, Inc.	1,630	51,052
Highwoods Properties, Inc.	1,655	71,496
Independence Realty Trust, Inc.	1,090	26,705
Lamar Advertising Co., Class A	934	102,049
Life Storage, Inc.	427	56,424
Marcus & Millichap, Inc.(b)	226	9,684
National Storage Affiliates Trust	701	43,027
Newmark Group, Inc., Class A	3,745	60,145
Office Properties Income Trust	1,566	37,161
Outfront Media, Inc.	2,261	56,502
Piedmont Office Realty Trust, Inc., Class A	3,031	52,679
PotlatchDeltic Corp.	697	37,736
PS Business Parks, Inc.	326	57,115
Rayonier, Inc.	1,181	44,606
RE/MAX Holdings, Inc., Class A	273	7,505
Realogy Holdings Corp.(b)	5,075	77,089
Redfin Corp.(b)(c)	232	9,440
RMR Group, Inc. (The), Class A	355	11,598
Saul Centers, Inc.	341	16,787
St. Joe Co. (The)	164	7,874
Sun Communities, Inc.(c)	357	67,323
Tanger Factory Outlet Centers, Inc.(c)	1,846	36,569
UMH Properties, Inc.	743	17,148
Uniti Group, Inc.	3,222	42,756
Universal Health Realty Income Trust	92	5,122
Urstadt Biddle Properties, Inc., Class A	893	16,860
Zillow Group, Inc., Class C(b)(c)	500	27,135
		2,186,938
Utilities-3.35%
ALLETE, Inc.	1,016	59,568
American States Water Co.	297	27,971
Avangrid, Inc.(c)	1,515	76,689
Avista Corp.	1,491	57,418
Black Hills Corp.	1,282	82,202
California Water Service Group	514	32,387
Chesapeake Utilities Corp.	186	23,689
Hawaiian Electric Industries, Inc.	2,165	82,248
IDACORP, Inc.	795	83,173
Macquarie Infrastructure Holdings LLC	2,776	10,049
MGE Energy, Inc.	381	27,657
Middlesex Water Co.	119	12,262
National Fuel Gas Co.	1,765	102,035

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
New Jersey Resources Corp.	1,623	$59,694
Northwest Natural Holding Co.	620	26,734
NorthWestern Corp.(c)	1,076	59,503
ONE Gas, Inc.	756	49,019
Ormat Technologies, Inc.(c)	610	46,055
Otter Tail Corp.	713	46,623
PNM Resources, Inc.	1,510	74,352
Portland General Electric Co.	1,991	96,902
SJW Group	405	27,277
South Jersey Industries, Inc.	2,309	54,262
Southwest Gas Holdings, Inc.	1,526	100,426
Spire, Inc.	1,161	69,486
Unitil Corp.	266	11,023
		1,398,704
Total Common Stocks & Other Equity Interests (Cost $38,831,061)		41,661,354
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $35,051)	35,051	35,051
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $38,866,112)		41,696,405
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.55%
Invesco Private Government Fund, 0.02%(f)(g)(h)	1,319,122	$1,319,122
Invesco Private Prime Fund, 0.11%(f)(g)(h)	3,076,673	3,077,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,396,960)		4,396,718
TOTAL INVESTMENTS IN SECURITIES-110.55% (Cost $43,263,072)		46,093,123
OTHER ASSETS LESS LIABILITIES-(10.55)%		(4,397,820)
NET ASSETS-100.00%		$41,695,303

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$34,048	$392,835	$(391,832)	$-	$-	$35,051	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	731,400	1,573,223	(985,501)	-	-	1,319,122	49*
Invesco Private Prime Fund	1,892,831	3,289,779	(2,104,703)	(242)	(69)	3,077,596	599*
Total	$2,658,279	$5,255,837	$(3,482,036)	$(242)	$(69)	$4,431,769	$650

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2021
(Unaudited)
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021, for each Fund (except for Defensive Equity ETF). As of November 30, 2021, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$294,456,213	$-	$-	$294,456,213
Money Market Funds	-	12,830,926	-	12,830,926
Total Investments	$294,456,213	$12,830,926	$-	$307,287,139
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,751,412	$12,969	$0	$25,764,381
Money Market Funds	15,963	525,660	-	541,623
Total Investments	$25,767,375	$538,629	$0	$26,306,004
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$183,502,383	$-	$-	$183,502,383
Money Market Funds	139,861	2,770,137	-	2,909,998
Total Investments	$183,642,244	$2,770,137	$-	$186,412,381
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,517,544	$143,810	$-	$41,661,354
Money Market Funds	35,051	4,396,718	-	4,431,769
Total Investments	$41,552,595	$4,540,528	$-	$46,093,123